Filed with the Securities and Exchange Commission on December 24,
                              1997.

                                               File No.   2-76333
                                                File No. 811-3406

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.     23

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.     25


                     The Rodney Square Fund
      (Exact Name of Registrant as Specified in Charter)

   Rodney Square North, 1100 North Market Street, Wilmington, DE 19890-0001
                      (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (302) 651-8280

                    Carl M. Rizzo, Esquire
             Rodney Square Management Corporation
        Rodney Square North, 1100 North Market Street
                  Wilmington, DE  19890-0001
           (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)

       X  on    January 2, 1998     pursuant to paragraph (b)

           60 days after filing pursuant to paragraph (a)(1)

                       on  pursuant to paragraph (a)(1)

           75 days after filing pursuant to paragraph (a)(2)

           on                           pursuant to paragraph
(a)(2) of Rule 485.

If appropriate, check the following box:

           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      CROSS-REFERENCE SHEET

                     THE RODNEY SQUARE FUND

                   Items Required By Form N-1A

                       PART A - PROSPECTUS

Item No.   Item Caption             Prospectus Caption
  1.        Cover                   Page Cover Page
  2.        Synopsis                Expense Table
  3.        Condensed Financial     Financial Highlights
             Information            Performance Information
  4.        General Description     Questions and Answers about the Fund
             of Registrant          Investment Objective and Policies
                                    Description of the Fund
                                    Appendix
  5.        Management of the       Questions and Answers about the Fund
              Fund                  Management of the Fund
  5A.       Management's Discussion
            of Fund Performance     Not Applicable
  6.        Capital Stock and       Questions and Answers about the Fund
             Other Securities       Dividends and Taxes
                                    Description of the Fund
  7.       Purchase of Securities   Questions and Answers about the Fund
            Being Offered           Purchase of Shares
                                    Management of the Fund
                                    How Net Asset Value is Determined
  8.       Redemption or            Questions and Answers about the Fund
            Repurchase              Shareholder Accounts
                                    Redemption of Shares
                                    Exchange of Shares
  9.       Pending Legal            Not Applicable
           Proceedings

                      CROSS-REFERENCE SHEET

                     THE RODNEY SQUARE FUND

             Items Required By Form N-1A (continued)

          PART B - STATEMENT OF ADDITIONAL INFORMATION

                              Caption in Statement of
Item No.   Item Caption             Additional Information
10.        Cover Page               Cover Page
11.        Table of Contents        Table of Contents
12.        General Information      Not Applicable
             and History
13.        Investment Objectives    Investment Policies
             and Policies           Investment Limitations
                                    Portfolio Transactions
14.        Management of the        Trustees and Officers
             Registrant
15.        Control Persons and      Other Information
           Principal Holders
            of Securities
16.         Investment Advisory     Rodney Square Management Corporation
            and Other Services      Wilmington Trust Company
                                    Investment Management Services
                                    Distribution Agreement and Rule 12b-1 Plan
                                    Other Information
17.        Brokerage Allocation     Portfolio Transactions
18.         Capital Stock and       Net Asset Value and Dividends
             Other Securities       Description of the Fund
19.        Purchase, Redemption     Net Asset Value and Dividends
           Pricing of Securities    Redemptions
           Being Offered
20.        Tax Status               Taxes
21.        Underwriters             Portfolio Transactions
                                    Distribution Agreement and Rule
                                    12b-1 Plan
22.        Calculations of          Net Asset Value and Dividends
           Performance Data         Performance Information
23.        Financial Statements     Financial Statements
       the     Rodney Square      the  Rodney Square
               Fund                &    Tax-Exempt Fund

  The Rodney Square Fund, consisting of two separate series, the U.S. Government Portfolio and the Money Market Portfolio (each, a "Series"), and The Rodney Square Tax-Exempt Fund (the "Tax-Exempt Fund") are diversified open-end, management investment companies. Each Series of The Rodney Square Fund seeks a high level of current income consistent with the preservation of capital and liquidity by investing in money market instruments pursuant to its investment practices. The Tax-Exempt Fund seeks as high a level of interest income, exempt from federal income tax, as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The Series and the Tax-Exempt Fund (each, a "Portfolio") each seek to maintain a constant net asset value of $1.00 per share.
  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

                         PROSPECTUS
                       JANUARY 2, 1998

  This Prospectus sets forth concise information about the Portfolios that you should know before investing. Please read and retain this document for future reference. Statements of Additional Information (dated January 2, 1998) containing additional information about the Portfolios have been filed with the Securities and Exchange Commission and, as amended or supplemented from time to time, are incorporated by reference herein. A copy of the Statements of Additional Information may be obtained, without charge, from certain institutions such as banks or broker-dealers that have entered into servicing agreements ("Service Organizations") with Rodney Square Distributors, Inc. or by calling the number below, or by writing to Rodney Square Distributors, Inc. at the address noted on the back cover of this Prospectus. Rodney Square Distributors, Inc. is a wholly-owned subsidiary of Wilmington Trust Company, a bank chartered in the State of Delaware.

         FOR FURTHER INFORMATION OR ASSISTANCE IN OPENING
AN ACCOUNT, PLEASE CALL:
              NATIONWIDE             (800) 336-9970

Shares of the Portfolios are not deposits or obligations of, or guaranteed by, Wilmington Trust Company, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED  BY
THE   SECURITIES  AND  EXCHANGE  COMMISSION  NOR HAS THE
SECURITIES  AND  EXCHANGE COMMISSION  PASSED  UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. EXPENSE TABLE

                                 U.S. GOVERNMENT  MONEY MARKET  TAX-EXEMPT
                                   PORTFOLIO      PORTFOLIO         FUND
                                 ---------------  ------------   ---------

Shareholder Transaction Costs:*          None         None          None

Annual Portfolio Operating Expenses:
(as a percentage of average net
  assets)

  Management Fee......................   0.47%        0.47%        0.47%
  12b-1 Fee...........................   0.02%        0.02%        0.01%
  Other Operating Expenses............   0.06%        0.05%        0.09%
                                         -----        -----        -----
  Total Portfolio Operating Expenses..   0.55%        0.54%        0.57%
                                         =====        =====        =====
Example**
You  would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the  end of each time period:
  One year                                 $6           $6            $6
  Three years                              18           17            18
  Five years                               31           30            32
  Ten years                                69           68            71
  ________________


*                Wilmington Trust Company and Service
  Organizations may charge their clients a fee for
  providing administrative or other services in connection
  with investments in Portfolio shares.
**               The assumption in the Example of a 5%
  annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, a Portfolio's projected or actual performance.

The purpose of the preceding table is solely to aid shareholders and prospective investors in understanding the various expenses that investors in the Portfolios will bear directly or indirectly. The expenses and fees set forth in the table are for the fiscal year ended September 30, 1997.

THE  ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF  PAST  OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES
INCURRED  AND  RETURNS MAY BE GREATER OR LESSER  THAN  THOSE
SHOWN.

FINANCIAL HIGHLIGHTS

  The following tables include selected per share data and other performance information for each Portfolio throughout the following years, derived from the audited financial statements of The Rodney Square Fund and the Tax-Exempt Fund (each, a "Fund," and together the "Funds"). They should be read in conjunction with the Funds' financial statements and notes thereto appearing in each Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1997, which is included together with the auditor's unqualified report thereon as part of each Fund's Statement of Additional Information.

                                                    U. S. GOVERNMENT PORTFOLIO
                                                    --------------------------
                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                          ---------------------------------------------------------------------------------
                           1997    1996     1995     1994+   1993    1992     1991    1990    1989     1988
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
NET ASSET VALUE -
BEGINNING OF YEAR ....     $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
Investment Operations:
Net investment
 income ..............     0.050   0.050    0.052    0.033   0.028   0.038    0.062   0.078   0.086   0.066
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
Distributions:
From net investment
 income...............    (0.050)  (0.050) (0.052)  (0.033) (0.028) (0.038)  (0.062) (0.078) (0.086) (0.066)
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----

NET ASSET VALUE -
END OF YEAR ..........     $1.00   $1.00    $1.00   $1.00   $1.00   $1.00    $1.00   $1.00   $1.00    $1.00
                           =====   =====    =====   =====   =====    =====   =====   =====    =====   =====

Total Return .........     5.07%   5.08%    5.37%    3.32%   2.83%   3.88%    6.41%   8.05%   8.91%    6.81%

Ratios (to average net assets)/Supplemental Data:
Expenses .............     0.55%   0.55%   0.55%    0.53%   0.53%   0.54%    0.53%   0.54%   0.52%    0.57%
Net investment
 income ..............     4.96%   4.97%   5.25%    3.27%   2.79%   3.84%    6.22%   7.76%   8.55%    6.63%
Net assets at end of year
($000 omitted) .......   378,475 341,426 306,096  336,766 386,067 409,534  479,586 364,423 230,804  287,862
_______________




                                                     MONEY MARKET PORTFOLIO
                                                     ----------------------
                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                          ---------------------------------------------------------------------------------

                           1997    1996     1995     1994+   1993    1992     1991    1990    1989    1988
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
NET ASSET VALUE -
BEGINNING OF YEAR .....    $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
Investment Operations:
Net investment
 income ...............    0.051   0.050   0.054    0.033   0.029   0.041    0.065   0.079    0.087   0.069
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
Distributions:
From net investment
 income ...............   (0.051) (0.050) (0.054)  (0.033) (0.029) (0.041)  (0.065) (0.079) (0.087)  (0.069)
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
NET ASSET VALUE -
END OF YEAR ...........    $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00
                           =====   =====    =====   =====   =====    =====   =====   =====    =====   =====

Total Return ..........    5.17%   5.17%    5.50%    3.37%   2.92%   4.15%    6.73%   8.23%   9.09%    7.07%


Ratios (to average net assets)/Supplemental Data:
Expenses ..............    0.54%   0.53%    0.54%    0.53%   0.52%   0.52%    0.52%   0.53%   0.52%    0.55%
Net investment
 income ...............    5.06%   5.03%    5.37%    3.33%   2.88%   4.06%    6.52%   7.92%   8.74%    6.87%

Net assets at end of year
($000 omitted) ........1,191,271 980,856  751,125  606,835 649,424 717,544  790,837 766,798 643,363  488,313
________________



                                                        TAX-EXEMPT FUND
                                                        ---------------
                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                          ---------------------------------------------------------------------------------

                            1997   1996     1995     1994    1993    1992     1991    1990    1989     1988
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----

NET ASSET VALUE -
BEGINNING OF YEAR ....     $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
Investment Operations:
Net investment
 income ..............     0.030   0.031   0.033    0.021   0.020   0.030    0.045   0.054   0.059    0.047
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----
Distributions:
From net investment
 income ..............    (0.030) (0.031) (0.033)  (0.021) (0.020) (0.030)  (0.045) (0.054) (0.059)  (0.047)
                           -----   -----    -----   -----   -----    -----   -----   -----    -----   -----

NET ASSET VALUE -
END OF YEAR ..........     $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00   $1.00    $1.00   $1.00
                           =====   =====    =====   =====   =====    =====   =====   =====    =====   =====

Total Return..........     3.09%   3.11%    3.36%    2.17%   2.07%   3.06%    4.59%   5.58%   6.04%    4.79%

Ratios (to average net assets)/Supplemental Data:
Expenses..............     0.57%   0.56%    0.54%    0.54%   0.54%   0.54%    0.56%   0.57%   0.57%    0.50%
Net investment
 income...............     3.05%   3.08%    3.29%    2.13%   2.05%   3.06%    4.49%   5.45%   5.88%    4.67%

Net assets at end of year
($000 omitted)........   280,864 237,185  318,213  388,565 405,517 327,098  353,271 243,146 258,713  302,471
________________




QUESTIONS AND ANSWERS ABOUT THE FUNDS
  The information provided in this section is qualified in its entirety by reference to more detailed information elsewhere in this Prospectus.
WHAT ARE THE PORTFOLIOS' INVESTMENT OBJECTIVES AND POLICIES?
      THE RODNEY SQUARE FUND - Each Portfolio of the Rodney Square Fund seeks a high level of current income consistent with the preservation of capital and liquidity by investing in money market instruments pursuant to its investment practices. There can be no assurance, of course, that either Portfolio will achieve its investment objective. (See "Investment Objectives and Policies.")
      The Portfolios of the Rodney Square Fund are primarily differentiated in terms of their permitted investments which are as follows:
         U.S. GOVERNMENT PORTFOLIO - Obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities ("U.S. Government obligations") and repurchase agreements involving such obligations.
         MONEY MARKET PORTFOLIO - U.S. dollar-denominated obligations of major U.S. and foreign banks (including, but not limited to, certificates of deposit, time deposits or bankers' acceptances of U.S. banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of foreign banks located in the United States), prime commercial paper and other corporate obligations, U.S. Government obligations, high-quality municipal securities and repurchase agreements involving U.S. Government obligations.

      THE RODNEY SQUARE TAX-EXEMPT FUND - The Rodney Square Tax-Exempt Fund seeks as high a level of interest income, exempt from federal income tax, as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. There can be no assurance, of
   course,  that  the  Tax-Exempt  Fund  will  achieve   its
   investment  objective.  (See "Investment  Objectives  and
   Policies.")
      The Tax-Exempt Fund invests in high-quality municipal obligations, including municipal bonds, floating and variable rate obligations, participation interests, tax-exempt commercial paper and short-term municipal notes. The Tax-Exempt Fund has adopted a fundamental policy which requires that, under normal conditions, at least 80% of its annual income will be exempt from federal
   income  tax.   (See "Investment Objectives and  Policies"
   and  "Dividends  and  Taxes.") The Tax-Exempt  Fund  also
   follows   a   policy   requiring   that,   under   normal
   conditions, at least 80% of its annual income will not be a tax preference item for purposes of the federal alternative minimum tax. The Tax-Exempt Fund may also invest, to a limited extent, in the types of taxable obligations that are permitted for the Money Market Portfolio.
      ALL PORTFOLIOS - The Portfolios only invest in fixed-income obligations with effective maturities of 397 days or less, and the dollar-weighted average maturity of each Portfolio will not exceed 90 days.
HOW CAN YOU BENEFIT BY INVESTING IN THE PORTFOLIOS RATHER THAN BY INVESTING DIRECTLY IN MONEY MARKET INSTRUMENTS?
      Investing   in  the  Portfolios  offers  several   key
   benefits:
      First:   By  pooling the monies of its many investors,
   the Portfolios enable each investor to benefit from the greater liquidity and higher yields offered by large
   denomination   ($1,000,000   or   more)   money    market
   instruments.
      Second:   The  Portfolios offer a way  to  keep  money
   invested  in professionally managed portfolios  of  high-
   quality   money  market  instruments  (tax-exempt   money
   market instruments for the Tax-Exempt Fund) and at the same time to maintain full liquidity on a day-to-day basis. There is no minimum period for investment, and no fees will be charged upon redemption.
      Third:   Investors in the Portfolios need  not  become
   involved with the detailed bookkeeping and operating procedures normally associated with direct investment in money market instruments.
HOW ARE THE PORTFOLIOS' SECURITIES VALUED?
      In valuing their portfolio securities, the Portfolios use the amortized cost method of valuation. It is a fundamental policy of each Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share, although under certain circumstances this may
   not   be   possible.  (See  "Investment  Objectives   and
   Policies" and "How Net Asset Value Is Determined.")
WHO IS THE FUND MANAGER?
      Rodney  Square  Management  Corporation  ("RSMC"),   a
   wholly-owned  subsidiary  of  Wilmington  Trust   Company
   ("WTC"),  serves as the Funds' Manager. (See  "Management
   of the Funds.")
WHO  IS  THE  ADMINISTRATOR, TRANSFER AGENT  AND  ACCOUNTING
AGENT?
      RSMC serves as the Administrator of the Funds and provides transfer agency and accounting services for the Funds. (See "Management of the Funds.")
WHO IS THE DISTRIBUTOR?
      Rodney Square Distributors, Inc. ("RSD"), another wholly-owned subsidiary of WTC, serves as the Funds' Distributor. (See "Management of the Funds.")
HOW DO YOU PURCHASE PORTFOLIO SHARES?
The Portfolios are designed as investment vehicles for individual investors, corporations and other institutional investors. Shares may be purchased only as described below. There is no sales load. The minimum initial investment in any Portfolio is $1,000, but additional investments may be made in any amount.
      Shares of each Portfolio are offered on a continuous basis by RSD. Shares may be purchased directly from RSD, by clients of WTC through their trust and corporate cash
   management   accounts,   or   by   clients   of   certain
   institutions  such  as banks or broker-dealers  ("Service
   Organizations")   that   have  entered   into   servicing
   agreements with RSD through their accounts with those Service Organizations. Service Organizations may receive payments from RSD which are reimbursed by the Portfolios under a Plan of Distribution adopted with respect to
   each   Portfolio  pursuant  to  Rule  12b-1   under   the
   Investment Company Act of 1940 (the "1940 Act"). Shares may also be purchased directly by wire or by mail from the Funds, c/o RSMC, which serves as transfer agent for the Portfolio shares. (See "Purchase of Shares.")
      Receipt   of   federal  funds  or  monies  immediately
   convertible   to   federal  funds  is  necessary   before
   investments may be credited to your account in the Portfolios. The Portfolios and RSD reserve the right to
   reject   new  account  applications  and  to  close,   by
   redemption,   an  account  without  sufficient   taxpayer
   identification information.
      Please call WTC, your Service Organization or the number listed below for further information about the Portfolios or for assistance in opening an account.
             NATIONWIDE              (800) 336-9970

HOW DO YOU REDEEM PORTFOLIO SHARES?
      If you purchased shares of a Portfolio through an account at WTC or a Service Organization, you may redeem all or any part of your shares in accordance with the
   instructions   pertaining   to   that   account.    Other
   shareholders  may  redeem  their  shares  by  check,   by
   telephone or by mail. There is no fee charged by the Funds upon redemption. (See "Redemption of Shares.")
 HOW ARE DIVIDENDS PAID?
      Substantially all of the net investment income for each Portfolio is declared as a dividend each day that the net asset value is determined, and dividends are paid no later than seven (7) days after the end of the month in which they are accrued. Shareholders may elect to receive dividends and other distributions in cash by checking the appropriate boxes on the Application & New Account Registration form at the end of this Prospectus ("Application"). (See "Dividends and Taxes.")
ARE EXCHANGE PRIVILEGES AVAILABLE?
      You may exchange all or a portion of your Portfolio shares for shares of either of the other Portfolios or for shares of any of the other funds in the Rodney Square complex, subject to certain conditions. (See "Exchange of Shares.")

INVESTMENT OBJECTIVES AND POLICIES

THE RODNEY SQUARE FUND
  The investment objective of each Portfolio of The Rodney Square Fund is to seek a high level of current income consistent with the preservation of capital and liquidity by investing in money market instruments pursuant to its investment practices.
  The Portfolios are primarily differentiated in terms of their permitted investments, which are as follows:
     U.S. GOVERNMENT PORTFOLIO - U.S. Government obligations and repurchase agreements involving such obligations.
     MONEY MARKET PORTFOLIO - (i) U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of foreign banks located in the United States, provided that the bank has capital, surplus and undivided profits (as of the date of its most recently published annual audited financial statements) in excess of $100,000,000 (moreover, it is the policy of RSMC to require that the bank have assets in excess of $5 billion as of the date of its most recently published annual audited financial statements); (ii) commercial paper and corporate obligations rated at least A-1 or AA by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("S&P") or P-1 or Aa by Moody's Investors Service,
Inc.  ("Moody's") at the time of investment, or  not  rated, but determined to be
of comparable quality by RSMC under the
direction  of,  and  subject to the review  of,  The  Rodney
Square Fund's Board of Trustees; (iii) U.S. Government obligations; (iv) municipal securities rated, as above, by S&P or Moody's, or AA or F-1 by Fitch Investor Services, L.P. ("Fitch"), or not rated, but determined to be of comparable quality by RSMC under the direction of, and subject to the review of, The Rodney Square Fund's Board of Trustees; and (v) repurchase agreements involving U.S. Government obligations. Ratings of instruments represent S&P and Moody's opinions regarding their quality, are not a guarantee of quality, and may change after a Portfolio has purchased an instrument.
  U.S.   Government  obligations  include   obligations   of
agencies  and instrumentalities of the U.S. Government  that
are  not  direct  obligations of the  U.S.  Treasury.   Such
obligations may be backed by the "full faith and credit" of the United States or supported primarily or solely by the creditworthiness of the issuer.
  Each   Portfolio  may  enter  into  repurchase  agreements
involving U.S. Government obligations, even though the underlying security matures in more than 397 days. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the applicable Portfolio in the event of a default of the seller), it is the policy of each Portfolio to limit repurchase transactions to those banks and primary dealers in U.S. Government obligations whose
creditworthiness  has  been  reviewed  and   found   to   be
satisfactory by RSMC.
  The   Money   Market   Portfolio's  investments   in   the
obligations of foreign banks and other foreign issuers and their branches, agencies or subsidiaries may be obligations of  the parent, of the issuing branch, agency or subsidiary, or both. Obligations of such issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, obligations of foreign entities may be subject to certain additional risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and
their   assets.   There  may  be  less  publicly   available
information  about  foreign  issuers  than  about   domestic
issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. RSMC carefully considers these factors when making investments, and foreign issuers will be required to meet the same tests of financial strength as the domestic issuers approved for the Money Market Portfolio.
  The Money Market Portfolio may invest in municipal bonds, including "general obligation" and "revenue" bonds, with an effective maturity of 397 days or less, floating and variable rate obligations, participation interests and short-term municipal notes. Frequently, the municipal obligations acquired by the Money Market Portfolio are secured by letters of credit or other credit support arrangements provided by domestic or foreign banks or other financial
institutions.   Changes  in  the  credit  quality  of  these
institutions   could  cause  losses  to  the  Money   Market
Portfolio  and  affect  its  share  price.   For  a   fuller
description of municipal bonds, see "The Rodney Square Tax-Exempt Fund," below. Although the interest on municipal securities may be exempt from federal income tax, dividends paid by the Money Market Portfolio to its shareholders will not be tax-exempt.
THE RODNEY SQUARE TAX-EXEMPT FUND
  The investment objective of the Tax-Exempt Fund is to provide investors with as high a level of interest income, exempt from federal income tax, as is consistent with a portfolio of high-quality, short-term municipal obligations
selected  on  the  basis  of  liquidity  and  stability   of
principal.
  This Portfolio invests in a diversified portfolio of high-quality municipal obligations whose interest payments are exempt from federal income tax. The Portfolio has adopted a
fundamental   policy  which  requires  that,  under   normal
circumstances, at least 80% of its annual income will be exempt from federal income tax. The Portfolio also follows a policy which requires that, under normal circumstances, at least 80% of its annual income will not be a tax preference item for purposes of the federal alternative minimum tax.
  The Portfolio invests only in municipal securities that are rated at the time of investment at least Aa, MIG-1/VMIG-
1 or P-1 by Moody's, at least AA, A-1 or SP-1 by S&P, or at least AA or F-1 by Fitch, or not rated but determined to be of comparable quality by RSMC under the direction of, and subject to the review of, The Rodney Square Tax-Exempt
Fund's  Board  of  Trustees.   See  the  Appendix  to   this
Prospectus  for
further information regarding  Moody's  and
S&P's   ratings  of  municipal  obligations.    Ratings   of
municipal obligations represent Moody's and S&P's opinions regarding their quality, are not a guaranty of quality, and
may change after the Portfolio has acquired a security.   In
addition, federal, state or local laws may be passed that adversely affect the tax-exempt status of interest on the municipal securities held by the Portfolio or of the exempt-interest dividends paid by the Portfolio, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. (See "Dividends and Taxes.")
  The Tax-Exempt Fund invests in municipal bonds, including "general obligation" and "revenue" bonds, with an effective maturity of 397 days or less, floating and variable rate obligations, participation interests, tax-exempt commercial
paper  and  short-term  municipal  notes.   Municipal  bonds
include   put   bonds,   which  give   the   Portfolio   the
unconditional right to sell the bond back to the issuer at a specified price and exercise date that typically is well in advance of the bond's maturity date, industrial development bonds, and private activity bonds, the interest on which
usually  is  exempt  from  federal  income  tax  but   which
generally is an item of tax preference for purposes of the federal alternative minimum tax. The Portfolio may also hold floating or variable rate obligations. A variable rate obligation provides for adjustment in the interest rate (which is set as a percentage of a designated base rate such as the 90-day U.S. Treasury Bill rate) on specific dates, while a floating rate obligation has an interest rate which changes whenever there is a change in a designated base rate such as the prime rate of a bank. The rate adjustments make these obligations less subject to fluctuations in value than other instruments with maturities in excess of 397 days. The obligations have a "demand feature," which means that the Portfolio can demand payment from the issuer or another party on not more than 30 days' notice, either at any time or  at  specified intervals not to exceed 397 days,  at  par
plus    accrued   interest.    Frequently,   the   municipal
obligations acquired by the Portfolio are secured by letters of credit or other credit support arrangements provided by domestic or foreign banks or other financial institutions. Changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price.
  The  Portfolio may also invest in participation  interests in  municipal  bonds  and  in  floating  and  variable  rate
obligations  that  are  owned by banks.   These  instruments
carry a demand feature permitting the Portfolio to tender them back to the issuing bank at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The demand feature usually is backed by an irrevocable letter of credit or guarantee by a bank. The short-term municipal notes in which the Portfolio invests are issued by state and local governments and public authorities as interim financing in anticipation of tax collections,  revenue receipts or bond sales,  such  as  tax
anticipation   notes,  revenue  anticipation   notes,   bond
anticipation  notes  and construction loan  notes.   All  of
these  obligations  are described in the  Appendix  to  this
Prospectus. The Portfolio may purchase other types of tax-exempt instruments which may become available in the future as long as RSMC, under the direction of, and subject to the review of, the Board of Trustees, has determined that they are of a quality equivalent to the ratings stated above.
  The ability of the Portfolio to achieve its investment objective is dependent on a number of factors, including the skill of RSMC in purchasing municipal obligations whose
issuers   have   the  continuing  ability  to   meet   their
obligations  for the payment of interest and principal  when
due.   In  the  case  of obligations which  are  secured  by
letters of credit, either the quality of the credit of the issuer of the underlying security or of the bank issuing the letter of credit may be looked to for purposes of satisfying the Portfolio's quality standards. Letters of credit issued by foreign banks may involve certain risks such as future unfavorable political and economic developments, currency controls or other governmental restrictions which might affect payment by the bank. Additionally, there may be less public information available about foreign banks.
  Yields on municipal obligations are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of
the  obligation  and  the rating of  the  issue.   Municipal
obligations with longer maturities tend to produce higher yields and are generally subject to potentially greater price fluctuations than obligations with shorter maturities.
  The  Portfolio  anticipates being  as  fully  invested  as
practicable   in   municipal  bonds  and   notes;   however,
consistent with that portion of its investment objective concerned with stability of principal, from time to time the Portfolio may invest a portion of its assets on a temporary basis in fixed-income obligations the interest on which  is
subject to federal income tax. For example, the Portfolio may invest in taxable obligations pending the investment or reinvestment in municipal bonds of proceeds from sales of Portfolio shares or sales of portfolio securities. In addition, the Portfolio may invest in highly liquid, taxable obligations in order to avoid the necessity of liquidating
portfolio   investments  to  meet  redemption  requests   by
Portfolio  shareholders.   Income from  taxable  obligations
will be limited to 20% of the Portfolio's annual income under normal conditions, although the Portfolio may invest without limit in taxable obligations for temporary defensive purposes.
  If the Portfolio invests in taxable obligations, it will purchase obligations which, in RSMC's judgment, are of high-
quality.   These   include   U.S.  Government   obligations,
obligations of domestic banks, commercial paper and other short-term corporate obligations, private activity bonds not exempt from federal income tax, and repurchase agreements involving such obligations. The Portfolio's investments in commercial paper and other short-term corporate obligations are limited to those obligations rated P-1 or Aa or better by Moody's or A-1 or AA or better by S&P, respectively, or, not rated, but determined to be of comparable quality by RSMC under the direction of, and subject to the review of, the Board of Trustees.
ALL PORTFOLIOS - OTHER INVESTMENT POLICIES
  Each  Portfolio may purchase securities on  a  when-issued
basis.   This  means  that  delivery  and  payment  for  the
securities takes place at a later date while the payment obligations and the interest rate that will be received on the securities are each fixed at the time the Portfolio enters into the commitment. Each Portfolio may purchase without limitation stand-by commitments which give the Portfolio the right to sell a security that it holds back to the issuer or another party at an agreed upon price on a certain date or at any time during a stated period.
  Each  Portfolio may borrow money from a bank for temporary or emergency purposes (not for leveraging or investment), but not in excess of one-third of the current value of its
net  assets.   No  Portfolio will  purchase  securities  for
investment  while  any bank borrowing  equaling  5%  of  the
respective  Portfolio's total assets is  outstanding.   Each
Portfolio may also invest up to 10% of its net assets in repurchase agreements not entitling the holder to payment of principal within seven (7) days and other securities that are illiquid by virtue of legal or contractual restrictions on  resale  or  the  absence of a readily available  market.
There   is  no  limit  on  any  Portfolio's  investment   in
restricted securities which are liquid.
  There may be occasions when, as a result of maturities of portfolio securities or sales of Portfolio shares, or in order to meet anticipated redemption requests, a Portfolio
may  hold  cash which is not earning income.   In  addition,
there may be occasions when, in order to raise cash to  meet
redemptions,   a  Portfolio  might  be  required   to   sell
securities at a loss.
  The investment objectives, policies and limitations set forth above are supplemented by the information contained in
the   Portfolios'  Statements  of  Additional   Information.
Except as noted, each Portfolio's policies and limitations are non-fundamental and may be changed by its Board of Trustees without shareholder approval.
  Each Portfolio has a fundamental policy requiring it to use its best efforts to maintain a constant net asset value of $1.00 per share, although under certain circumstances this may not be possible. There can be no assurance that each Portfolio will achieve its investment objective.

PURCHASE OF SHARES

  HOW TO PURCHASE SHARES. Portfolio shares are offered on a continuous basis by RSD. Shares may be purchased directly from RSD, by clients of WTC through their trust and corporate cash management accounts, or by clients of Service Organizations through their Service Organization accounts. WTC and Service Organizations may charge their clients a fee for providing administrative or other services in connection with investments in Portfolio shares. A trust account at WTC includes any account for which the account records are maintained on the trust system at WTC. Persons wishing to purchase Portfolio shares through their accounts at WTC or a Service Organization should contact that entity directly for appropriate instructions. Other investors may purchase Portfolio shares by mail or by wire as specified below.
  BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to The Rodney Square Fund or The Rodney Square Tax-Exempt Fund, indicating the Portfolio you have selected, along with  a  completed  Application
(included at the end of this Prospectus), to The Rodney Square Fund or The Rodney Square Tax-Exempt Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The Rodney Square Fund or The Rodney Square Tax-Exempt Fund, c/o Rodney Square Management Corporation, Rodney Square North, 1105 N. Market Street, Wilmington, DE 19801. If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you purchase by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.
  BY WIRE: You may purchase shares by wiring federal funds. To advise a Portfolio of the wire, and if making an initial purchase, to obtain an account number, you must telephone RSMC at (800) 336-9970. Once you have an account number, instruct your bank to wire federal funds to RSMC, c/o Wilmington Trust Company, Wilmington, DE-ABA #0311-0009-2, attention: The Rodney Square Fund or The Rodney Square Tax-Exempt Fund, DDA# 2610-605-2, further credit-your account number, the desired Portfolio and your name. If you make an initial purchase by wire, you must promptly forward a completed Application to RSMC at the address stated above under "By Mail." If you are making a subsequent purchase, the wire should also indicate your Portfolio account number.
  INDIVIDUAL RETIREMENT ACCOUNTS. Shares of the Portfolios of The Rodney Square Fund may be purchased for a tax-deferred retirement plan such as an individual retirement account ("IRA"). For an Application for an IRA and a brochure describing a Portfolio IRA, call RSMC at (800) 336-9970. WTC makes available its services as IRA custodian for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, Portfolio shares owned by the IRA will be redeemed automatically for purposes of making the payment.
  AUTOMATIC INVESTMENT PLAN. Shareholders may purchase Portfolio shares through an Automatic Investment Plan. Under the Plan, RSMC, at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $50 or more (subsequent to the $1,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at 12 noon, Eastern time, on or about the 20th day of the month. For an Application for the Automatic Investment Plan, check the appropriate box of the Application at the end of this Prospectus, or call RSMC at (800) 336-9970. This service is generally not available for WTC trust account clients, since similar services are provided through WTC. This service may also not be available for Service Organization clients who are provided similar services by those organizations.
  ADDITIONAL PURCHASE INFORMATION. The minimum initial investment is $1,000, but subsequent investments may be made in any amount. WTC and Service Organizations may impose additional minimum customer account and other requirements in addition to this minimum initial investment requirement. Each Portfolio and RSD reserve the right to reject any purchase order and may suspend the offering of shares of any Portfolio for a period of time.
  Portfolio shares of each Fund are offered at their net asset value next determined after a purchase order is received by RSMC and accepted by RSD. Purchase orders received by RSMC and accepted by RSD before 12 noon, Eastern time, on any Business Day of a Fund will be priced at the net asset value per share that is determined at 12 noon. (See "How Net Asset Value Is Determined.") Purchase orders received by RSMC and accepted by RSD after 12 noon, Eastern time, will be priced as of 12 noon on the following Business Day of a Fund. A "Business Day of a Fund" is any day on which the New York Stock Exchange (the "Exchange"), RSMC and the Philadelphia branch office of the Federal Reserve are open for business. The following are not Business Days of a
Fund: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day,  Labor  Day, Columbus Day, Veterans' Day,  Thanksgiving
Day and Christmas Day.
  Investments in a Portfolio are accepted on the Business Day of a Fund that (i) federal funds are deposited for your account on or before 12 noon, Eastern time, (ii) monies immediately convertible to federal funds are deposited for your account on or before 12 noon, Eastern time, or (iii) checks deposited for your account have been converted to federal funds (usually within two Business Days of a Fund after receipt). All investments in a Portfolio are credited
to your account in the form of shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.
  It is the responsibility of WTC or the Service Organization involved to transmit orders for the purchase of shares by its customers to RSMC and to deliver required funds on a timely basis, in accordance with the procedures stated above.

SHAREHOLDER ACCOUNTS

  RSMC, as Transfer Agent, maintains for each shareholder an account expressed in terms of full and fractional shares of each Portfolio rounded to the nearest 1/1000th of a share.
  In the interest of economy and convenience, the Portfolios do not issue share certificates. Each shareholder is sent a statement at least quarterly showing all purchases in or redemptions from the shareholder's account. The statement also sets forth the balance of shares held in the account by Portfolio.
  Due to the relatively high cost of maintaining small shareholder accounts, each Portfolio reserves the right to close any account with a current value of less than $500 by redeeming all shares in the account and transferring the proceeds to the shareholder. Shareholders will be notified if their account value is less than $500 and will be allowed 60 days in which to increase their account balance to $500 or more to prevent the account from being closed.

REDEMPTION OF SHARES

  Shareholders may redeem their shares by mail, telephone or check, as described below. If you purchased your shares through an account at WTC or a Service Organization, you may redeem all or part of your shares in accordance with the instructions pertaining to that account. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions. Redemption requests should be accompanied by the Portfolio's name and your account number.
  BY MAIL: Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature by an eligible institution acceptable to the Portfolios' Transfer Agent, such as a bank, broker, dealer, municipal securities dealer, government securities dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association ("eligible institution"), to: The Rodney Square Fund or The Rodney Square Tax-Exempt Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to The Rodney Square Fund or The Rodney Square Tax-Exempt Fund, c/o Rodney Square Management Corporation, Rodney Square North, 1105 N. Market Street, Wilmington, DE 19801. The redemption order should indicate the Portfolio from which shares are to be redeemed, the Portfolio account number and the name of the person in whose name the account is registered. A signature and a signature guarantee are required for each person in whose name the account is registered.
  BY TELEPHONE: Shareholders who prefer to redeem their shares by telephone may elect to apply in writing for telephone redemption privileges by completing the Application for Telephone Redemptions (included at the end of this Prospectus) which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. When redeeming by telephone, you must indicate your name, the Fund's name, the Portfolio's name, the account number, the number of shares you wish to redeem and certain other information necessary to identify you as the shareholder. The Portfolios will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach RSMC by telephone, you may make a redemption request by mail.
  BY CHECK: A shareholder may utilize the checkwriting option to redeem Portfolio shares by drawing a check for $500 or more against a Portfolio account. When the check is presented for payment, a sufficient number of shares will be
redeemed from the shareholder's Portfolio account to cover the amount of the check. This procedure enables the shareholder to continue receiving dividends on those shares until the check is presented for payment. Canceled checks are not returned; however, shareholders may obtain photocopies of their canceled checks upon request. If a shareholder does not own sufficient shares to cover a check, the check will be returned to the payee marked "nonsufficient funds." Checks written in amounts less than $500 will also be returned. Because the aggregate amount of Portfolio shares owned by a shareholder is likely to change each day, a shareholder should not attempt to redeem all shares held in an account by using the checkwriting procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "nonsufficient funds" and returned checks; these charges will be paid by redeeming automatically an appropriate number of Portfolio shares. Each Fund and RSMC reserve the right to terminate or alter the checkwriting service at any time. RSMC also reserves the right to impose a service charge in connection with the checkwriting service. Shareholders who are interested in the checkwriting service should obtain the necessary forms from RSMC. This service is generally not available for clients of WTC through their trust or corporate cash management accounts, since it is already provided for these customers through WTC. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.
  ADDITIONAL REDEMPTION INFORMATION. You may redeem all or any part of the value of your account on any Business Day of a Fund. Redemptions are effected at the net asset value next calculated after RSMC has received your redemption request. (See "How Net Asset Value Is Determined.") The Funds impose no fee when shares are redeemed. It is the responsibility of WTC or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis.
  Redemption checks are mailed on the next Business Day of a Fund following acceptance by RSMC of redemption instructions, but in no event later than 7 days following such receipt and acceptance. Amounts redeemed by wire are normally wired on the date of receipt and acceptance of redemption instructions (if received by RSMC before 12 noon, Eastern time) or the next Business Day of a Fund (if received after 12 noon, Eastern time, or on a non-Business Day of a Fund), but in no event later than 7 days following such receipt and acceptance. If the shares to be redeemed represent an investment made by check, each Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).
  Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for a minimum of 60 days. In order to authorize RSMC to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account which you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when shares are held by a corporation, other organization, trust, fiduciary or other institutional investor.
  For more information on redemption services, contact RSMC or, if your shares are held in an account with WTC or a Service Organization, contact WTC or the Service Organization.
  SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own shares of a Portfolio with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. For an application for the Systematic Withdrawal Plan, check the appropriate box of the Application at the end of this Prospectus or call RSMC at (800) 336-9970. Under the Plan, shareholders may automatically redeem a portion of their Portfolio shares monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at their net asset value at 12 noon, Eastern time, on or about the 25th day of the month. This service is generally not available for WTC trust account clients, since a similar service is provided through WTC. This service may also not be available for Service Organization clients who are provided a similar service by those organizations.

EXCHANGE OF SHARES

  EXCHANGES AMONG THE RODNEY SQUARE FUNDS. You may  exchange all or a portion of your shares in a Portfolio for shares of another Portfolio or any of the other funds in the Rodney
Square   complex  that  currently  offer  their  shares   to
investors. In addition to the Funds discussed in this Prospectus, the other Rodney Square funds are:
  THE  RODNEY SQUARE STRATEGIC FIXED-INCOME FUND, consisting of the following portfolios:
      THE  RODNEY SQUARE DIVERSIFIED INCOME PORTFOLIO, which
   seeks high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities.
      THE  RODNEY  SQUARE MUNICIPAL INCOME PORTFOLIO,  which
   seeks  a high level of income exempt from federal  income
   tax consistent with the preservation of capital.
      THE RODNEY SQUARE MULTI-MANAGER FUND, which seeks superior long-term capital appreciation by investing in securities of companies which are judged to possess strong growth characteristics.
  A redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt by RSMC of the request, and a purchase of shares through an exchange will be effected at the net asset
value  per  share  determined  at  that  time  or  as   next
determined  thereafter, plus the applicable sales  load,  if any. The net asset values per share of the U. S. Government Portfolio, the Money Market Portfolio and the Tax-Exempt
Fund are determined at 12 noon, Eastern time, on each Business Day of a Fund. The net asset values per share of the Growth Portfolio and the Strategic Fixed-Income Fund portfolios are determined at the close of regular trading on the Exchange (currently, 4:00 p.m., Eastern time), on each Business Day. Until January 26, 1998, A sales load will apply to exchanges from the U.S. Government Portfolio, the Money
Market Portfolio or the Tax-Exempt  Fund into the Growth
Portfolio or the  Strategic Fixed-Income Fund portfolios,
except that no sales load will be  charged if you are eligible for a sales load waiver as described in a fund's prospectus or the exchanged shares were acquired by a previous exchange and are shares on which you paid a sales load or which represent reinvested dividends and other distributions of such sales.
A sales load will not apply to exchanges among the U.S. Government Portfolio, the Money Market Portfolio and the Tax-Exempt
Fund.
  Exchange transactions will be subject to the minimum initial investment and other requirements of the fund or portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's Portfolio account of less than $500.
  To obtain prospectuses of the other Rodney Square funds, contact RSD. To obtain more information about exchanges, or to  place exchange orders, contact RSMC, or, if your  shares are held in a trust account with WTC or in an account with a
Service   Organization,   contact   WTC   or   the   Service
Organization. The Portfolios reserve the right to  terminate or  modify  the exchange offer described here and will  give
shareholders   60  days'  notice  of  such  termination   or
modification  when  required  by  Securities  and   Exchange
Commission ("SEC") rules. This exchange offer is valid only in those jurisdictions where the sale of the Rodney Square fund shares to be acquired through such exchange may be legally made.

HOW NET ASSET VALUE IS DETERMINED

  RSMC determines the net asset value per share of each Portfolio as of 12 noon, Eastern time, on each Business Day of a Fund. The net asset value per share of each Portfolio is calculated by adding the value of all securities and other assets in its portfolio, deducting its actual and accrued liabilities and dividing the balance by the number of that Portfolio's shares outstanding. It is a fundamental policy of each Portfolio to use its best efforts to maintain a per share net asset value of $1.00. Each Portfolio values its portfolio securities by the amortized cost method of valuation, that is, the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees of the Rodney Square Fund or Tax-Exempt Fund.

DIVIDENDS AND TAXES

  DIVIDENDS. Substantially all of each Portfolio's net investment income (consisting of (1) accrued interest and earned discount, less amortization of premium and accrued expenses in the case of each Series and (2) accrued interest, earned original issue discount and, if it elects, market discount on tax-exempt securities) is declared as a dividend daily. Each Portfolio expects to distribute any net realized gains once each year, although it may distribute them more frequently if necessary in order to maintain its net asset value at $1.00 per share.
  Each Portfolio's net investment income is determined by RSMC on each day that the Portfolio's net asset value is calculated. Each dividend is payable to shareholders of record on the day and at the time the dividend is declared (including, for this purpose, holders of shares purchased, but excluding holders of shares redeemed, on that day). Dividends declared by a Portfolio are accrued throughout the month and are paid to its shareholders no later than seven
(7) days after the end of the month in which the dividends are accrued. The dividend payment program is administered by RSMC, as the Funds' dividend disbursing agent.
  Dividends paid by a Portfolio are automatically reinvested in additional shares of that Portfolio unless a shareholder has elected to receive dividends or other distributions in cash by selecting the cash distribution option on the Application. For shareholders who are clients of WTC through trust or corporate cash management accounts, dividends may be reinvested by WTC on the next Business Day of a Fund after the dividend payment, unless the shareholder has elected to receive dividends in cash, and may result in the shareholder losing a day's interest on the day the dividend is paid. This dividend reinvestment policy differs from the dividend reinvestment programs of some other money market funds and may result in WTC having the use of the proceeds of shareholders' dividends until they are reinvested.
  TAXES. Each Portfolio intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, so that it will be relieved of federal income tax on that part of its investment company taxable income (generally, taxable net investment income plus any realized net short-term capital gain) that is distributed to its shareholders. Distributions by the Tax-Exempt Fund of the excess of interest income on tax-exempt securities over certain amounts disallowed as deductions, as designated by that Portfolio ("exempt-interest dividends"), may be treated by its shareholders as interest excludable from gross income. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of that Portfolio is not deductible. Dividends paid by a Portfolio generally are taxable to its shareholders as ordinary income, notwithstanding that such dividends are paid in additional shares. Each Fund notifies its shareholders following the end of each calendar year of the amount of dividends paid that year.
  Each Portfolio is required to withhold 31% of all taxable dividends paid to any individuals and certain other noncorporate shareholders who do not provide the Portfolio with a correct taxpayer identification number or who otherwise are subject to backup withholding. In connection with this withholding requirement, unless an investor has indicated that he/she is subject to backup withholding, the investor must certify on the Application at the end of this Prospectus that the Social Security or other taxpayer identification number provided thereon is correct and that the investor is not otherwise subject to backup withholding.
  The exemption of certain interest income for federal income tax purposes does not necessarily mean that such income is exempt under the laws of any state or local taxing authority. Shareholders of the Tax-Exempt Fund may be exempt from state and local taxes on distributions of interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but generally are taxed on income derived from obligations of other jurisdictions. That Portfolio calculates annually the portion of its tax-exempt income attributable to each state. A portion of the dividends paid by the U.S. Government Portfolio may be exempt from state taxes. Shareholders should consult their tax advisers about the tax treatment of distributions from that Portfolio in their own state and locality.
  The foregoing is only a summary of some of the important income tax considerations generally affecting the Portfolios and their shareholders; a further discussion appears in the Statements of Additional Information. In addition to these considerations, which are applicable to any investment in a Portfolio, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers with respect to the effects of an investment on their own tax situations.

PERFORMANCE INFORMATION

  From time to time, quotations of the "yield," "effective yield," "tax-equivalent yield" (with respect to the Tax-Exempt Fund), "average annual total return," "cumulative total return" and "total return" of the Portfolios may be included in advertisements, sales literature or shareholder reports. These figures are based on the historical performance of the Portfolios, show the performance of a hypothetical investment and are not intended to indicate future performance. The yield of each Portfolio refers to the net investment income generated by that Portfolio over a specified seven-day period. This income is then annualized. That is, the amount of income generated by the Portfolio during that week is assumed to be generated during each week over a 52-week period and is shown as a percentage of the investment. The effective yield is expressed similarly, but, when annualized, the income earned by an investment in each Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Tax-Exempt Fund's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a Portfolio shareholder. The average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years of a Portfolio, all ended on the last day of a recent calendar quarter. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Both the average annual total return and the cumulative total return quotations assume that all dividends during the period were reinvested in Portfolio shares. Total return is the rate of return on an investment for a specified period of time calculated in the manner of cumulative total return. Performance figures for each Portfolio will vary based upon, among other things, changes in market conditions, the level of interest rates and the level of the Portfolio's expenses. Past performance is no guarantee of future performance.

MANAGEMENT OF THE FUNDS

  The   Boards   of   Trustees  supervise  the   management,
activities and affairs of the Portfolios and have approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Portfolios and their shareholders.
  FUND MANAGER, ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT. RSMC, the Funds' Manager, Administrator, Transfer Agent and Dividend Paying Agent, is a wholly-owned
subsidiary  of  WTC,  which  in  turn  is  wholly-owned   by
Wilmington Trust Corporation. RSMC currently acts in the same capacities for the Multi-Manager Fund portfolio and, as Administrator, Transfer Agent and Dividend Paying Agent to
the   Strategic  Fixed-Income  Fund  portfolios.  RSMC  also
provides asset management services to collective investment funds maintained by WTC. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. At November 30, 1997, the aggregate assets of the investment
companies  managed  by  RSMC  totaled  approximately   $2.07
billion. RSMC also serves as Sub-Investment Adviser to the Emerald Funds Tax-Exempt Portfolio, which had assets of approximately $190 million at November 30, 1997.
  Under separate Management Agreements with each Fund, RSMC, subject to the supervision of the Board of Trustees of each Fund, directs the investments of each Portfolio in
accordance   with  the  Portfolio's  investment   objective,
policies   and   limitations.  Also  under  the   Management
Agreement,   as  Administrator,  RSMC  is  responsible   for
providing   administrative  services  such   as   budgeting,
financial  reporting,  compliance monitoring  and  corporate management.
  Under  the  Management Agreements, each Portfolio  pays  a monthly fee to RSMC at the annual rate of 0.47% of the Portfolio's average daily net assets. Out of the fee, RSMC makes payments to WTC for provision of custodial services as described below.
CUSTODIAN. WTC serves as Custodian of the Portfolios' assets. The Portfolios do not pay WTC any separate fees for its services as Custodian as RSMC pays WTC for the provision
of these services out of its management fee. Any related out-of-pocket expenses reasonably incurred in the provision of
custodial  services  to  a  Portfolio  are  borne  by   that
Portfolio.
  ACCOUNTING SERVICES. RSMC determines the net asset value per share of each Portfolio and provides accounting services to the Portfolios pursuant to separate Accounting Services Agreements with each Fund. For providing these services RSMC receives an annual fee of $50,000 per Portfolio plus an amount equal to 0.02% of the average daily net assets of each Portfolio in excess of $100 million.
  DISTRIBUTION AGREEMENT AND RULE 12B-1 PLAN. Pursuant to separate Distribution Agreements with each Fund, RSD manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares of the Portfolios and, directly or through its affiliates, provides shareholder support services.
  Under a Plan of Distribution adopted with respect to each Portfolio pursuant to Rule 12b-1 under the 1940 Act (the
"12b-1  Plans"),  the  Portfolios  may  reimburse  RSD   for
distribution  expenses  incurred  in  connection  with   the
distribution  efforts  described  above.  The  12b-1   Plans
provide that RSD may be reimbursed for amounts paid and expenses incurred for distribution activities encompassed by Rule 12b-1, such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort, printing and mailing prospectuses, and distribution and shareholder servicing activities of broker/dealers and other
financial   institutions.  The  Boards  of   Trustees   have
authorized   annual  payments  of  up  to  0.20%   of   each
Portfolio's average net assets to reimburse RSD for making payments to certain Service Organizations who have sold Portfolio shares and for other distribution expenses.
  BANKING LAWS. Applicable banking laws prohibit deposit-taking institutions and certain of their affiliates from underwriting or distributing securities. WTC believes, and counsel to WTC has advised the Funds, that WTC and its affiliates may perform the services contemplated by their respective agreements with the Funds without violation of applicable banking laws or regulations. If WTC or its affiliates were prohibited from performing these services, it is expected that the Boards of Trustees would consider entering into agreements with other entities. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be expected to be permitted to remain Portfolio shareholders and alternative means for servicing such shareholders would be sought. It is not
expected   that  shareholders  would  suffer   any   adverse
financial  consequences  as  a  result  of  any   of   these
occurrences.

DESCRIPTION OF THE FUNDS

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
  The Rodney Square Fund and The Rodney Square Tax-Exempt Fund (the "Funds") are diversified, open-end, management investment companies established under Massachusetts law by Declarations of Trust on February 16, 1982 and August 1, 1985, respectively. Each Fund's capital consists of an unlimited number of shares of beneficial interest. The authorized shares of beneficial interest in The Rodney Square Fund are currently divided into two series or portfolios, the U.S. Government Portfolio and the Money Market Portfolio; and the authorized shares of beneficial interest in The Rodney Square Tax-Exempt Fund consist of a single series or portfolio. The Boards of Trustees of the Funds are empowered by the Funds' respective Declaration of Trusts and the Bylaws to establish additional classes and series of shares, although neither Board has a present intention of doing so. Shares entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable.
  Separate votes are taken by each Portfolio for the Funds on matters affecting that Portfolio. For example, a change in the fundamental investment policies for a Portfolio would be voted upon only by shareholders of that Portfolio. Additionally, approval of an advisory contract and Rule 12b-1 Plan is a matter to be determined separately by each Portfolio. Therefore, if shareholders of one Portfolio approve an advisory contract or Rule 12b-1 Plan, it is effective as to that Portfolio, whether or not the shareholders of any other Portfolio also approve the contract or Plan.
  As  of  November  30,  1997, WTC  beneficially  owned,  by virtue of shared or sole voting or investment power on behalf of its underlying customer accounts, 20% of the shares of the U.S. Government Portfolio, 30% of the Money Market Portfolio and 26% of the shares of the Tax-Exempt Fund and may be deemed to be a controlling person of  these
Portfolios under the 1940 Act.
  The Funds do not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record owning no less than two-thirds of the outstanding shares of a fund may remove a Trustee by vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Rodney Square Fund's or Tax-Exempt Fund's outstanding shares.
  Because the Portfolios use a combined Prospectus, it is possible that a Portfolio might become liable for a misstatement about another Portfolio contained in the Prospectus. The Boards of Trustees have considered this factor in approving the use of a single, combined prospectus.

APPENDIX

  The following paragraphs provide a brief description of certain of the securities in which the Portfolios may invest. The Portfolios are not limited by this discussion, however, and may purchase other types of securities if they meet each Portfolio's quality standards.
  MONEY  MARKET  INSTRUMENTS are liquid,  short-term,  high-
grade  debt  securities.  These  instruments  include   U.S.
Government obligations, commercial paper, certificates of deposit, bankers' acceptances, time deposits, municipal securities and corporate obligations.
  BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn
on   it  by  a  customer.  These  instruments  reflect   the
obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.
  CERTIFICATES OF DEPOSIT are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).
  CERTIFICATES  OF  PARTICIPATION  give  the   investor   an
undivided interest in the municipal obligation in the proportion that the investor's interest bears to the total principal amount of the municipal obligation.
  COMMERCIAL  PAPER consists of short-term (usually  from  1
to   270   days)  unsecured  promissory  notes   issued   by
corporations in order to finance their current operations.
  CORPORATE  OBLIGATIONS  are  bonds  or  notes  issued   by
corporations and other business organizations in order to finance their long-term credit needs. The Money Market Portfolio's investments in these obligations will be limited
to   those  obligations  that  may  be  considered  to  have
remaining maturities of 397 days or less pursuant to Rule 2a-
7 under the 1940 Act.
  MUNICIPAL   SECURITIES  (including  bonds  and  short-term
notes) are debt obligations of varying maturities issued by states, municipalities and public authorities to obtain funds for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The level of support for these obligations can range from obligations supported by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, to obligations payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source. A brief description of some typical types of municipal securities follows:
      GENERAL OBLIGATION BONDS are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond.
      REVENUE  BONDS  are  backed  by  the  revenues  of   a
   specific  project or facility - tolls from a toll-bridge,
   for example.
      BOND   ANTICIPATION  NOTES  normally  are  issued   to
   provide  interim financing until long-term
   financing  can
   be arranged. The long-term bonds then provide money for the repayment of the Notes.
      TAX ANTICIPATION NOTES finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.
      REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.
      INDUSTRIAL DEVELOPMENT BONDS ("IDB'S") AND PRIVATE ACTIVITY BONDS ("PAB'S") are specific types of revenue bonds issued by or on behalf of public authorities to finance various privately operated facilities, such as
   solid   waste   facilities  and  sewage  plants.    PAB's
   generally  are such bonds issued after August  15,  1986.
   These   obligations   are  included   within   the   term
   "municipal bonds" if the interest paid thereon is exempt from federal income tax in the opinion of the bond
   issuer's  counsel.   IDB's and PAB's are  in  most  cases
   revenue   bonds  and  thus  are  not  payable  from   the
   unrestricted revenues of the issuer. The credit quality of IDB's and PAB's is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.
      TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.
      CONSTRUCTION   LOAN   NOTES  are   sold   to   provide
   construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of "Fannie Mae" (the Federal National Mortgage Association)
   or   "Ginnie  Mae"  (the  Government  National   Mortgage
   Association).
      PUT BONDS are municipal bonds which give the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date.
  REPURCHASE   AGREEMENTS  are  transactions  by   which   a
Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt), it is the policy of the Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found to be satisfactory by RSMC.
  TIME  DEPOSITS  are  bank deposits for  fixed  periods  of time.
  U.S. GOVERNMENT OBLIGATIONS are debt securities issued  or
guaranteed   by  the  U.S.  Government,  its   agencies   or
instrumentalities. Agencies and instrumentalities include executive departments of the U.S. Government or independent federal organizations supervised by Congress. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, securities of the Government National Mortgage Association), to securities
that   are   supported   solely   or   primarily   by    the
creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.
  VARIABLE AND FLOATING RATE SECURITIES are securities the yield on which is adjusted in relation to changes in specific market rates, such as the prime rate. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. The demand feature usually is backed by an irrevocable letter of credit or
guarantee  by  a  bank.   Portfolio  investments  in   these
securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

SUMMARY TABLE OF INVESTMENT INSTRUMENTS DESCRIBED ABOVE:
  U.S. GOVERNMENT PORTFOLIO
    U.S. Government Obligations
    Repurchase Agreements
  MONEY MARKET PORTFOLIO       TAX-EXEMPT PORTFOLIO
    Bankers' Acceptances          Bankers' Acceptances
    Certificates of Deposit       Certificates of Deposit
    Commercial    Paper           Certificates of Participation
    Corporate Obligations         Commercial Paper
    Municipal Securities          Municipal Securities
    Put Bonds                     Put Bonds
    Repurchase Agreements         Repurchase Agreements
    Time  Deposits                Tax-Exempt Commercial Paper
    U.S. Government Obligations   U.S. Government Obligations
    Variable and Floating Rate    Variable and Floating Rate Instruments
      Instruments

DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATING:
  A-1 - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING:
  PRIME-1 - This designation indicates a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
   Leading market position in well established industries. High rates of return on funds employed.
     Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    Well-established access to a range of financial markets and assured sources of alternate liquidity.
DESCRIPTION OF S&P'S TWO HIGHEST CORPORATE AND MUNICIPAL
BOND RATINGS:
  AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
DESCRIPTION OF MOODY'S TWO HIGHEST CORPORATE AND MUNICIPAL
BOND RATINGS:
  AAA  -  Bonds  rated  Aaa are judged to  be  of  the  best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
  Aa - Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They (the Aa group) are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
DESCRIPTION OF S&P'S HIGHEST STATE AND MUNICIPAL NOTES
RATING:
  S&P's tax-exempt note ratings are generally given to notes due in three years or less. The highest rating category is as follows:
  SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
DESCRIPTION OF MOODY'S HIGHEST STATE AND MUNICIPAL NOTES
RATING:
  Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Short-term ratings on issues with demand features are differentiated by the use of the "VMIG" symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on extreme liquidity. Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. The symbol used is as follows:
  MIG-1/VMIG-1 - Notes bearing this designation are of the best quality. There is present strong protection by
established  cash  flows,  superior  liquidity  support   or
demonstrated   broad-based  access   to   the   market   for
refinancing.
DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL BONDS
RATING:
  AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
  AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated
  F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
  F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                    THE RODNEY SQUARE FUND

                      Rodney Square North
                   1100 North Market Street
               Wilmington, Delaware  19890-0001


 The Rodney Square Fund (the "Fund") consists of two separate portfolios, the
U.S. Government Portfolio and the Money Market Portfolio (each,
                               a
    "Portfolio" and collectively, the "Portfolios").  Each
                           Portfolio
   seeks a high level of current income consistent with the
     preservation of capital and liquidity by investing in
           money market instruments pursuant to its investment practices.







              STATEMENT OF ADDITIONAL INFORMATION

                        JANUARY 2, 1998





       This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current Prospectus, dated January 2, 1998, as amended from time to time. A copy of the current Prospectus may be obtained without charge, by writing to Rodney Square Distributors, Inc. ("RSD"), Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, and from certain institutions such as banks or broker-dealers that have entered into servicing agreements with RSD or by calling (800) 336-9970.

                       TABLE OF CONTENTS


INVESTMENT POLICIES                                             1
INVESTMENT LIMITATIONS                                          4
TRUSTEES AND OFFICERS                                           5
RODNEY SQUARE MANAGEMENT CORPORATION                            7
WILMINGTON TRUST COMPANY                                        7
INVESTMENT MANAGEMENT SERVICES                                  8
DISTRIBUTION AGREEMENT AND RULE 12B-1 PLAN                      9
PORTFOLIO TRANSACTIONS                                         10
REDEMPTIONS                                                    11
NET ASSET VALUE AND DIVIDENDS                                  12
PERFORMANCE INFORMATION                                        12
TAXES                                                          16
DESCRIPTION OF THE FUND                                        16
OTHER INFORMATION                                              17
FINANCIAL STATEMENTS                                           18

	                THE RODNEY SQUARE FUND


                       INVESTMENT POLICIES

      The Rodney Square Fund consists of two separate portfolios, the Money Market Portfolio and the U.S. Government Portfolio (the "Portfolios"). The following information supplements the information concerning each Portfolio's investment objective, policies and limitations found in the Prospectus.

      Each Portfolio has a fundamental policy requiring it to use its best efforts to maintain a constant net asset value of $1.00 per share, although this may not be possible under certain circumstances. Each Portfolio values its portfolio securities on the basis of amortized cost (see "Net Asset Value and Dividends") pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). As conditions of that Rule, the Fund's Board of Trustees has established procedures reasonably designed to stabilize each Portfolio's price per share at $1.00 per share. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the Fund's manager, Rodney Square Management Corporation ("RSMC"), under the direction of and subject to the review of the Fund's Board of Trustees.

      BANK OBLIGATIONS. The Money Market Portfolio's investments in obligations of U.S. branches and agencies of foreign banks and of wholly-owned banking subsidiaries of foreign banks located in the United States may be affected by adverse developments in the country in which the parent bank is located, and obligations of foreign branches of U.S. and foreign banks may be affected by adverse developments in the country of domicile of the branch. Various provisions of federal law governing the establishment and operation of domestic branches of U.S. banks do not apply to their foreign branches. U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance (although such insurance may not be of material benefit to the Money Market Portfolio, depending upon the principal amount of the obligations of a particular bank held by the Portfolio).

      In the event of a default of an obligation of a foreign branch of a foreign bank, whether a general obligation of the parent bank or limited to the assets of the branch, the Money Market Portfolio would be required to pursue its claim in the court where the branch or the principal office of the parent bank was located. The merits of the claim and the enforcement of any judgment would be determined by foreign law. A claim against a U.S. branch, agency or subsidiary of a foreign bank generally will be subject to the jurisdiction of the U.S. courts. Enforcement of judgments against U.S. branches, agencies or subsidiaries of foreign banks with respect to assets located in the United States will be governed by the law of the state where the assets are located. However, enforcement of a judgment of a U.S. court with respect to assets located outside the United States may be subject to the law of the country where such assets are located. Therefore, recovery in the event of default on the obligations of a foreign branch of a foreign or U.S. bank or a U.S. branch, agency or subsidiary of a foreign bank may potentially be a more difficult and expensive process than in the case of a U.S. branch of a U.S. bank.

       FOREIGN SECURITIES. At the present time, portfolio securities of the Money Market Portfolio which are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Portfolio may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States.

     MUNICIPAL SECURITIES. The Money Market Portfolio may invest in debt obligations issued by states, municipalities and public authorities ("Municipal Securities") to obtain funds for various public purposes. The Municipal Securities must be rated at least AA, A-1 or SP-1 by Standard & Poor's, a division of The McGraw Hill Companies, Inc., ("S&P "),
Aa, MIG-1/VMIG-1 or P-1 by Moody's Investors Service, Inc. ("Moody's"), or at least AA or F-1 by Fitch Investor Services, L.P. ("Fitch"), at the time of investment or, if not rated, must be determined to be of comparable quality by RSMC under the direction of, and subject to the review of the Board of Trustees. Yields on Municipal Securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of  a
particular  offering,  the maturity of  the  obligation  and  the
rating   of  the  issue.   Although  the  interest  on  Municipal
Securities may be exempt from federal income tax, dividends paid by the Money Market Portfolio to its shareholders will not be tax-exempt.

       WHEN-ISSUED SECURITIES. The Portfolios may purchase securities on a when-issued basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. A Portfolio will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A separate account of the Portfolio will be established at the Fund's custodian bank, into which liquid, unencumbered daily mark-to-market assets equal to the amount of the above commitments will be deposited. If the market value of the deposited assets declines, additional assets will be placed in the account on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio.

      A security purchased on a when-issued basis is recorded as an asset on the commitment date and is subject to changes in market value generally based upon changes in the level of interest rates. Thus, upon delivery, its market value may be higher or lower than its cost. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of the securities held in the separate account or the sale of other securities. The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income tax.

      STANDBY COMMITMENTS. The Money Market Portfolio expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Money Market Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Stand-by commitments purchased by the Money Market Portfolio will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a stand-by commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by the Money Market Portfolio.

      SHORT-TERM MUNICIPAL NOTES. This type of note in which the Money Market Portfolio invests are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales, such as tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

      YIELDS AND RATINGS OF MONEY MARKET INSTRUMENTS. The yields on the money market instruments in which the Portfolios invest (such as commercial paper, bank obligations and Municipal Securities) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Money Market Portfolio, an issue may cease to be rated or its rating may be reduced. RSMC, and in certain cases, as required by Rule 2a-7 under the 1940 Act, the Fund's Board of Trustees, will consider whether the Money Market Portfolio should continue to hold the obligation.

      ILLIQUID SECURITIES. The Portfolios may not purchase securities or invest in repurchase agreements with respect to any securities, if, as a result, more than 10% of a Portfolio's net assets (taken at current value) would be invested in repurchase agreements which do not entitle the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

      In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      For example, commercial paper issues in which the Money Market Portfolio may invest include securities issued by major corporations without registration under the 1933 Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an
exempt  transaction.   However, Section 4(2)  paper  is  normally
resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

      To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission ("SEC") adopted Rule 144A under the 1933 Act. Rule 144A established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as well as other types of securities, are generally eligible to be resold in reliance on the safe harbor of Rule 144A. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL system sponsored by the National Association of Securities Dealers An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Money Market Portfolio, however, could affect adversely the marketability of such securities and the Money Market Portfolio might be unable to dispose of such securities promptly or at reasonable prices.

     The Fund's Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to RSMC, pursuant to guidelines approved by the Board. RSMC will monitor the liquidity of securities held by the Money Market Portfolio and report periodically on such decisions to the Board of Trustees. RSMC takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer).

      LOANS OF PORTFOLIO SECURITIES. Although each Portfolio has no present intention of doing so in excess of 5% of the Portfolio's net assets, each Portfolio may from time to time lend its portfolio securities to brokers, dealers and financial institutions. Such loans by either Portfolio will in no event exceed one-third of that Portfolio's total assets and will be secured by collateral in the form of cash or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), which at all times while the loan is outstanding will be maintained in an amount at least equal to the current market value of the loaned securities.

     The primary risk involved in lending securities is that of a financial failure by the borrower. In such a situation, the borrower might be unable to return the loaned securities at a time when the value of the collateral has fallen below the amount necessary to replace the loaned securities. The borrower would be liable for the shortage, but the Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Portfolio will make loans of securities only to firms deemed creditworthy by RSMC and only when, in the judgment of RSMC, the consideration that the Portfolio will receive from the borrower justifies the risk.

                     INVESTMENT LIMITATIONS

      The investment limitations described below are fundamental and may not be changed with respect to either Portfolio without the affirmative vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a shareholders' meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio.

     Each Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to these limitations and provided that these limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of a Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, however, that a Portfolio may invest more than 25% of its total assets in the obligations of banks. (Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy; the Fund has been advised by the staff of the SEC that it is the staff's current position that the exclusion discussed in this item (2) may be applied only to U.S. banks; the Portfolios, however, will consider both foreign and U.S. bank obligations within this exclusion.);

3. borrow money, except (i) from a bank for temporary or emergency purposes (not for leveraging or investment), or
     (ii) by engaging in reverse repurchase agreements, provided that borrowings do not exceed an amount equal to one-third of the current value of the borrowing Portfolio's assets taken at market value, less liabilities other than borrowings;

4. make loans, except (i) the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, (ii) engaging in repurchase agreements, or (iii) engaging in securities loan transactions limited to one-third of the Portfolio's total assets;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, but this limitation shall not prevent a Portfolio from investing in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein; or

7.   purchase  or sell physical commodities or contracts relating
     to   physical  commodities,  provided  that  currencies  and
     currency-related contracts will not be deemed physical commodities.

      In addition, each Portfolio has adopted several non-fundamental policies, which can be changed by the Board of Trustees without shareholder approval.

      As a matter of non-fundamental policy, each Portfolio will not:

1. purchase the securities of any one issuer if as a result more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

2. purchase or otherwise acquire any security or invest in a repurchase agreement with respect to any securities if, as a result, more than 10% of a Portfolio's net assets (taken at current value) would be invested in
	 repurchase  agreements
     not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;

3. purchase securities for investment while any bank borrowing equaling 5% or more of a Portfolio's total assets is outstanding and if at any time a Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitations;

4. make short sales of securities or purchase securities on margin (but a Portfolio may effect short sales against the box and obtain such credits as may be necessary for the clearance of purchases and sales of securities);

5. purchase the securities of any open-end investment company, or securities of any closed-end company except by the purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, provided that in any event the Portfolio may not invest more than 10% of its total assets in securities issued by investment companies, more than 5% of its total assets in securities issued by any one investment company or in more than 3% of the voting securities of any one such investment company, and except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition of assets; or

6. make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, marked to market value daily.

     Whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such percentage or standard limitation shall be determined immediately after the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations (except where explicitly noted above and except that, as a condition of Rule 2a-7 under the 1940 Act, quality standards must be maintained for certain obligations).


                      TRUSTEES AND OFFICERS

      The Fund has a Board, currently composed of five Trustees, which supervises the Portfolios' activities and reviews contractual arrangements with companies that provide the
Portfolios with services. The Fund's Trustees and officers are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for The Rodney Square Tax-Exempt Fund, The Rodney Square Equity Fund and The Rodney Square Strategic Fixed-Income Fund (together with the Fund, the Rodney Square Family of Funds"). Those Trustees who are "interested persons" of the Fund (as defined in the 1940 Act ) by virtue of their positions with either RSMC or Wilmington Trust Company ("WTC "), the parent of RSMC, are indicated by an asterisk (*).

*MARTIN L. KLOPPING, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, President, elected in 1995, and Trustee, age 44, has been President and Director of RSMC since 1984. He is also a Director of Rodney Square Distributors, Inc. ("RSD"), elected in 1992. He is also a Chartered Financial Analyst and member of the SEC Rules and Investment Advisers Committees of the Investment Company Institute.

ERIC BRUCKER, School of Management, University of Michigan, Dearborn, MI 48128, Trustee, age 56, has been Dean of the School of Management at the University of Michigan since June 1992. He was Professor of Economics, Trenton State College from September 1989 through June 1992. He was Vice President for Academic Affairs, Trenton State College, from September 1989 through June 1991. From 1976 until September 1989, he was Dean of the College of Business and Economics and Chairman of various committees at the University of Delaware. He is also a member of the Detroit Economic Club, Financial Executive Institute and Leadership Detroit.

FRED L. BUCKNER, 5 Hearth Lane, Greenville, DE 19807, Trustee, age 65, has retired as President and Chief Operating Officer of Hercules Incorporated (diversified chemicals), positions he held from March 1987 through March 1992. He also served as a member of the Hercules Incorporated Board of Directors from 1986 through March 1992.

JOHN  J.  QUINDLEN,  313 Southwinds, 1250 West Southwinds  Blvd.,
Vero Beach, FL 32963, Trustee, age 65, has retired as Senior Vice President-Finance of E.I. du Pont de Nemours and Company,
Inc. (diversified chemicals), a position he held from 1984 to November 30, 1993. He served as Chief Financial Officer of E.I. du Pont de Nemours and Company, Inc. from 1984 through June 1993. He also serves as a Director of St. Joe Paper Co and a trustee of Kalmar Pooled Investment Trust.

*ROBERT J. CHRISTIAN, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Trustee, age 48, has been Chief Investment Officer of WTC since February 1996 and Director of RSMC since February 1996. He was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. from 1994 to 1996. He was Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996, Director of Provident Capital Management from 1993 to 1996, and Director of Investment Strategy PNC Bank, N.A. from 1989 to 1992. He is also a Trustee of LaSalle University and a member of the Board of Governors for the Pennsylvania Economy League.

JOSEPH M. FAHEY, JR., Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Vice President, age 40, has been with RSMC since 1984, as a Secretary of RSMC since 1986 and a Vice President of RSMC since 1992. He was an Assistant Vice President of RSMC from 1988 to 1992.

ROBERT C. HANCOCK, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Vice President and Treasurer, age 45, has been a Vice President of RSMC since 1988 and Treasurer of RSMC since 1990. He is also a member of the Accounting/Treasurer Committee of the Investment Company Institute.

CARL M. RIZZO, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Secretary, age 46, was appointed Vice President of RSMC in July, 1996. From 1995 to 1996 he was
Assistant General Counsel of Aid Association for Lutherans (a fraternal benefit association); from 1994 to 1995 Senior Associate Counsel of United Services Automobile Association (an insurance and financial services firm); and from 1987 to 1994 Special Counsel or Attorney-Adviser with a federal government agency.

DIANE  D.  MARKY,  Rodney  Square  North,  1100  N.  Market  St.,
Wilmington, DE 19890-0001, Assistant Secretary, age 33, has been a Senior Fund Administrator of RSMC since 1994 and a Fund
Administration Officer of RSMC since July 1991.

CONNIE L. MEYERS, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Assistant Secretary, age 37, has been a Fund Administrator of RSMC since August, 1994. She was a Corporate Custody Administrator for Wilmington Trust Company from 1989 to 1994.

JOHN  J.  KELLEY,  Rodney  Square  North,  1100  N.  Market  St.,
Wilmington, DE 19890-0001, Assistant Treasurer, age 38, has been a Vice President of RSMC since 1995. He was an Assistant Vice
President of RSMC from 1989 to 1995.

       The fees and expenses of the Trustees who are not "interested persons" of the Fund ("Independent Trustees"), as defined in the 1940 Act are paid by each Portfolio of the Fund. The following table shows the fees paid during the fiscal year ended September 30, 1997 to the Independent Trustees for their service to the Fund and to the Rodney Square Family of Funds. On September 30, 1997, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of each Portfolio.

                       1997 TRUSTEES FEES

                        TOTAL FEES    TOTAL FEES FROM THE
INDEPENDENT TRUSTEE     FROM          RODNEY
                        THE FUND      SQUARE FAMILY OF FUNDS


     Eric Brucker       $5,100        $12,550
     Fred L. Buckner    $5,100        $12,550
     John J. Quindlen   $5,100        $12,550

              RODNEY SQUARE MANAGEMENT CORPORATION

      RSMC has served as the Fund Manager of the Fund since October 1, 1985, as Administrator of the Fund since July 1, 1991, and as the Fund's Transfer Agent and Dividend Paying Agent since January 1, 1993. RSMC is a Delaware corporation organized on September 17, 1981, which enjoys a reputation for managing high-quality portfolios using a conservative investment approach. In a time when safety of principal and liquidity are critical, RSMC's experienced management team will continue to operate with strict internal controls and high credit quality standards. RSMC's investment management services and specialized investment techniques are normally available only to institutional clients. RSMC also acts as Investment Adviser and Administrator to The Rodney Square Equity Fund and The Rodney Square Tax-Exempt Fund, as Administrator to The Rodney Square Strategic Fixed-Income Fund, and as Transfer Agent and Dividend Paying Agent to all of the Rodney Square funds.

      RSMC is a wholly-owned subsidiary of WTC, a state-chartered bank organized as a Delaware corporation in 1903. WTC is the wholly-owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company. RSMC may occasionally consult, on an informal basis, with personnel of WTC's investment departments. WTC takes no part, however, in determining which securities are to be purchased or sold by the Portfolios. Prior to RSMC's formation as a separate company, most of its investment management staff and some of its officers were employed by WTC in various money market and other fixed-income investment management and trading departments.

       Several  affiliates  of  RSMC  are  also  engaged  in  the
investment advisory business.  Wilmington Trust FSB,   a  wholly-
owned subsidiary of WTC exercises investment discretion over certain institutional accounts.

      RSD, a wholly-owned subsidiary of WTC and the Fund's Distributor is a registered broker-dealer. Wilmington Brokerage Services Company, another wholly-owned subsidiary of WTC, is a registered investment adviser and a registered broker-dealer.


                    WILMINGTON TRUST COMPANY

      WTC, the parent of RSMC, serves as Custodian of the assets of the Fund and is paid for those services by RSMC out of its management fee from the Fund. The Fund reimburses WTC for its related out-of-pocket expenses for such items as postage, forms, mail insurance and similar items reasonably incurred in the performance of custodial services for the Fund.

      The Fund benefits from the experience, conservative values and special heritage of WTC and its affiliates. WTC is a financially strong bank and enjoys a reputation for providing exceptional consistency, stability and discipline in managing both short-term and long-term investments. WTC is Delaware's largest full-service bank and, with more than $75 billion in trust, custody and investment management assets, WTC ranks among the nation's leading money management firms. As of December 31, 1996, the trust department of WTC was the seventeenth largest in the United States as measured by discretionary assets under management. WTC is engaged in a variety of investment advisory activities, including the management of collective investment pools, and has nearly a century of experience managing the personal investments of high net-worth individuals. Its current roster of institutional clients includes several Fortune 500 companies as well. WTC is also the Investment Adviser of The Rodney Square Strategic Fixed-Income Fund.

                 INVESTMENT MANAGEMENT SERVICES

      Management and Administration Agreements. RSMC serves as Fund Manager and Administrator to the Fund pursuant to a contract with the Fund dated August 9, 1991 (the "Management Agreement "). For the services performed by RSMC under the Management Agreement, the Fund pays a monthly fee to RSMC at the annual rate of 0.47% of the average daily net assets of each Portfolio. For the fiscal years ended September 30, 1997, 1996 and 1995, RSMC was paid advisory fees and administration fees by the Fund amounting to $1,660,206, $1,718,316 and $1,672,293, respectively, for the U.S. Government Portfolio and $5,069,252, $4,086,710 and $3,240,976, respectively, for the Money Market Portfolio.

     Under the terms of the Management Agreement, RSMC agrees to:
(a) supply office facilities, non-investment related statistical and research data, executive and administrative services, stationery and office supplies, and corporate secretarial services for the Fund; (b) prepare and file, if necessary, reports to shareholders of the Fund and reports with the SEC and state securities commissions; (c) monitor each Portfolio's compliance with the investment restrictions and limitations imposed by the 1940 Act, and state Blue Sky laws and applicable regulations thereunder, the fundamental and non-fundamental investment policies and limitations set forth in the Prospectus and this Statement of Additional Information, and the investment restrictions and limitations necessary for each Portfolio to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code");
(d) monitor sales of the Fund's shares and ensure that such shares are properly registered with the SEC and applicable state authorities; (e) prepare and monitor an expense budget for each Portfolio, including setting and revising accruals for each category of expenses; (f) determine the amount of dividends and other distributions payable to shareholders as necessary to, among other things, maintain each Portfolio's qualification as a RIC under the Code; (g) prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders; (h) prepare financial statements and footnotes and other financial information with such frequency and in such format as required to be included in reports to shareholders and the SEC; (i) supervise the preparation of federal and state tax returns; (j) review sales literature and file such with regulatory authorities, as necessary; (k) maintain Fund/Serv membership; and (l) provide personnel to serve as officers of the Fund if so elected by the Board of Trustees. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. RSMC may at any time or times upon approval by the Trustees, enter into one or more sub-administration agreements with a sub-administrator pursuant to which RSMC delegates any or all of its duties as listed above to other parties as its agent to carry out any of the provisions of the Administration Agreement.

      The Management Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Management Agreement.

     The Management Agreement became effective on August 9, 1991, and continues in effect from year to year thereafter so long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Agreement is terminable by the Fund with respect to a Portfolio (by vote of the Fund's Board of Trustees or by vote of a majority of the Portfolio's outstanding voting securities) on sixty (60) days' written notice given to RSMC or by RSMC on sixty
(60) days' written notice given to the Fund and terminates automatically upon its assignment.

      The salaries of any officers and the interested Trustees of the Fund who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for the Fund relating to research, statistical and investment activities are paid by RSMC.

     RSMC also serves as Transfer Agent and Dividend Paying Agent pursuant to an agreement dated as of December 31, 1992. Compensation for the services and duties performed is paid by RSMC in accordance with the Fund's Management Agreement. Certain other fees and expenses incurred in connection with the provision of these services are payable by the Fund or the shareholder on whose behalf the service is performed.

     ACCOUNTING SERVICES AGREEMENT. RSMC also provides portfolio accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund. For its services, RSMC receives an annual fee of $50,000 per Portfolio plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets for the year which are in excess of $100 million. For the fiscal years ended September 30, 1997, 1996 and 1995, RSMC was paid accounting services fees of $100,648, $103,119 and $101,163, respectively, for the U.S. Government Portfolio and $245,714, $203,902, and $167,915, respectively, for the Money
Market Portfolio.

      Under the terms of the Accounting Services Agreement, RSMC agrees to: (a) perform the following accounting functions on a daily basis: (1) journalize each Portfolio's investment, capital share and income and expense activities, (2) verify investment buy/sell trade tickets when received from RSMC and transmit trades to the Fund's Custodian on behalf of each Portfolio for proper settlement, (3) maintain individual ledgers for investment securities, (4) maintain historical tax lots for each security,
(5) reconcile cash and investment balances of each Portfolio with the Custodian, and provide RSMC with the beginning cash balance available for investment purposes, (6) update each Portfolio's cash availability throughout the day as required by RSMC, (7)
post to and prepare each Portfolio's Statement of Assets and Liabilities and the Statement of Operations, (8) calculate various contractual expenses (e.g., advisory fees) for each Portfolio, (9) control all disbursements from each Portfolio and authorize such disbursements upon written instructions, (10) calculate capital gains and losses, (11) determine each Portfolio's net income, (12) obtain security market quotes from services approved by RSMC, or if such quotes are unavailable, then obtain such prices from RSMC, and in either case calculate the market value of each Portfolio's investments, (13) transmit or mail a copy of each Portfolio's portfolio valuation to RSMC,
(14) compute the net asset value of each Portfolio, (15) compute each Portfolio's yields, total return, expense ratios and portfolio turnover rate, and (16) monitor the expense accruals and notify Fund management of any proposed adjustments; (b) prepare monthly financial statements for each Portfolio which include the Schedule of Investments, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, the Cash Statement and the Schedule of Capital Gains and Losses; (c) prepare monthly security transactions listings; (d) prepare quarterly broker security transactions summaries; (e) supply various Fund statistical data as requested on an ongoing basis; (f) assist in the preparation of support schedules necessary for completion of the Portfolios' Federal and state tax returns; (g) assist in the preparation and filing of the Fund's semiannual reports with the SEC on Form N-SAR; (h) assist in the preparation and filing of the Fund's annual and semiannual shareholder reports and proxy statements;
(i) assist with the preparation of registration statements on Form N-1A and other filings relating to the registration of shares of the Fund; (j) monitor each Portfolio's status as a RIC under Subchapter M of the Code; and (k) act as liaison with the Fund's independent public accountants and provide account analyses, fiscal year summaries and other audit related schedules. Additionally, RSMC agrees to keep, in accordance with all applicable laws, rules and regulations, all books and records with respect to the Fund's books of account and records of each Portfolio's securities transactions.

      The Accounting Services Agreement provides that RSMC shall not be liable for any act or omission which does not constitute willful misfeasance, bad faith or gross negligence on the part of RSMC in the performance of its obligations and duties under the Accounting Services Agreement or reckless disregard by RSMC of such duties and obligation.

      The Accounting Services Agreement became effective on October 1, 1989, and continues in effect from year to year thereafter so long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Agreement is terminable by the Fund or RSMC on three (3) months' written notice.


           DISTRIBUTION AGREEMENT AND RULE 12b-1 PLAN

     RSD serves as Distributor of the Portfolios' shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, RSD is granted the right to sell the shares of the Portfolios as agent for the Fund. Shares of the Portfolios are offered continuously.

     Under the terms of the Distribution Agreement, RSD agrees to use all reasonable efforts to secure purchasers for shares of the Portfolios and to pay expenses of printing and distributing prospectuses, statements of additional information  and  reports
prepared for use in connection with the sale of Portfolio shares and any other literature and advertising used in connection with the offering, subject to reimbursement pursuant to each Portfolio's Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans").

     The Distribution Agreement provides that RSD, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Portfolio shares.

      The Distribution Agreement became effective as of December 31, 1992 and continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment. The Agreement is also terminable without payment of any penalty with respect to either Portfolio (i) by the Fund (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to the 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on sixty (60) days' written notice to RSD; or (ii) by RSD on sixty (60) days' written notice to the Fund.

     RSD may be reimbursed for distribution expenses according to each 12b-1 Plan which became effective January 1, 1993. Each 12b-1 Plan provides that RSD may be reimbursed for distribution activities encompassed by Rule 12b-1, such as public relations services, telephone services, sales presentations, media charges,
preparation,   printing   and  mailing  advertising   and   sales
literature, data processing necessary to support a distribution effort, printing and mailing of prospectuses, and distribution
and   shareholder  servicing  activities  of  certain   financial
institutions such as banks or broker-dealers who have entered into servicing agreements with RSD ("Service Organizations") and other financial institutions, including fairly allocable internal expenses of RSD and payments to third parties.

      The 12b-1 Plans further provide that reimbursement shall be made for any month only to the extent that such payment does not exceed (i) 0.20% on an annualized basis of each Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Board of Trustees has only authorized implementation of each 12b-1 Plan for annual payments of up to 0.20% of each Portfolio's average net assets to reimburse RSD for making payments to certain Service Organizations who have sold Portfolio shares and for other distribution expenses. For the fiscal year ended September 30, 1997, payments made pursuant to the 12b-1 Plans amounted to $58,313, consisting of $16,546 for trail commissions and $41,767 for the preparation and distribution of marketing materials, for the U.S. Government Portfolio and $177,193 consisting of $175,704 for trail commissions and $1,489 for the preparation and distribution of marketing materials for the Money Market Portfolio.

      Under the 12b-1 Plans, if any payments made by RSMC out of its management fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plans. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                     PORTFOLIO TRANSACTIONS

      All  portfolio  transactions are placed on behalf  of  each
Portfolio by RSMC pursuant to authority contained in the Management Agreement. Debt securities purchased and sold by each Portfolio are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

     The primary objective of RSMC in placing orders on behalf of each Portfolio for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, RSMC considers, among other things:
(i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any services provided by the broker or dealer to the Portfolios or to RSMC.

     RSMC cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, RSMC receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to RSMC in serving its other clients, as well as in serving the Fund. Conversely, information provided to RSMC by brokers or dealers who have executed transaction orders on behalf of other clients of RSMC may be useful to RSMC in providing services to the Fund. During the fiscal years ended September 30, 1997, 1996 and 1995, neither Portfolio paid brokerage commissions.

      Some of RSMC's other clients have investment objectives and programs similar to that of the Portfolios. Occasionally, RSMC may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Portfolios. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is RSMC's policy not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Portfolio and RSMC's other clients participating in the transaction on a pro rata basis and puchases and sales are normally allocated between the Portfolio and RSMC's other clients as to amount according to a formula determined prior to the execution of such transactions.



                           REDEMPTIONS

      To ensure proper authorization before redeeming shares of the Portfolios, the Transfer Agent, RSMC, may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

     Clients of WTC who have purchased shares through their trust accounts at WTC and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact WTC or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

      A  shareholder's  right to redeem  shares  and  to  receive payment therefor may be suspended when (a) the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted,
(c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Portfolio's securities or to determine the value of a Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in
(b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

      The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

                  NET ASSET VALUE AND DIVIDENDS

      NET ASSET VALUE.  Each Portfolio's securities are valued on
the  basis  of  the  amortized cost  valuation  technique.   This
involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of each Portfolio's instruments based upon their amortized cost and the accompanying maintenance of each Portfolio's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under "Investment Policies." In connection with the use of the amortized cost valuation technique, the Fund's Board of Trustees has established procedures delegating to RSMC the responsibility for maintaining a constant net asset value per
share.    Such  procedures  include  a  daily  review   of   each
Portfolio's holdings to determine whether a Portfolio's net asset
value,   calculated  based  upon  available  market   quotations,
deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce
material dilution or other unfair results to shareholders.   Such
corrective action may include selling of portfolio instruments prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

      Should a Portfolio incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if a Portfolio's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

      DIVIDENDS. Dividends are declared on each Business Day of the Fund (as defined in the Prospectus). The dividend for such a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-Business Days of the Fund on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period. A portion of the dividends paid by the U.S. Government Portfolio may be exempt from state taxes.

                     PERFORMANCE INFORMATION

     The performance of a Portfolio may be quoted in terms of its yield and its total return in advertising and other promotional materials ("performance advertisements"). Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolios will vary based on changes in market conditions and the level of each Portfolio's expenses. These performance figures are calculated in the following manner:

          A. YIELD is the net annualized yield for a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

               The yield for the 7-day period ended September 30, 1997 was 5.11% for the U.S. Government Portfolio and
          5.16% for the Money Market Portfolio.

          B. EFFECTIVE YIELD is the net annualized yield for a specified 7 calendar days assuming reinvestment of income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                   Effective yield = [(Base Period Return +  1) 365/7] - 1.

                The  effective yield for the 7-day  period  ended
          September  30,  1997 was 5.24% for the U.S.  Government
          Portfolio and 5.29% for the Money Market Portfolio.

          C. AVERAGE ANNUAL TOTAL RETURN is the average annual compound rate of return for the periods of one year, five years, ten years and the life of a Portfolio, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return
          quotations   reflect  changes  in  the   price   of   a
          Portfolio's shares, if any, and assume that all dividends and capital gains distributions, if any, during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                         T = (ERV/P)1/n - 1

           Where:     P    =    a hypothetical initial investment
                                of $1,000

                      T    =    average annual total return

                      n    =    number of years

                      ERV  =     ending redeemable
                         value: ERV is the value, at the end of the applicable period, of a hypothetical
                         $1,000 investment made at the beginning of the applicable period.

                AVERAGE  ANNUAL  TOTAL RETURN FOR  PERIODS  ENDED
                            SEPTEMBER 30, 1997

                                   One        Five        Ten
                                   Year      Years        Years

     U.S. Government Portfolio     5.07%     4.33%        5.56%
     Money  Market  Portfolio      5.17%     4.42%        5.72%

          D. CUMULATIVE TOTAL RETURN is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Portfolio's shares, if any, and assume that all dividends and capital gains distributions, if any, during the period were reinvested in Portfolio shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                         C = (ERV/P)-1

       Where:    C    =    Cumulative Total Return

                 P    =    a hypothetical initial investment of $1,000

                ERV   =    ending redeemable
                           value: ERV is the value, at the end of the applicable period, of a hypothetical
                           $1,000 investment made at the beginning of the applicable period.


                 CUMULATIVE   TOTAL  RETURN  FOR  PERIODS   ENDED
                     SEPTEMBER 30, 1997

                                   One       Five        Ten
                                   Year     Years        Years

   U.S.  Government Portfolio     5.07%    23.60%        71.75%
   Money  Market Portfolio        5.17%    24.14%        74.44%

          E. TOTAL RETURN is the rate of return on an investment for a specified period of time calculated in the manner of Cumulative Total Return.

      COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by the Fund.

      In connection with communicating its performance to current or prospective shareholders, a Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

      From time to time, in marketing and other literature, a Portfolio's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities such as the IBC First Tier Money Market Index for the Money Market Portfolio and the IBC U.S. Government and Agency Index for the U.S. Government Portfolio. The Fund's yield and performance over time may also be compared to the performance of bank money market deposit accounts and fixed-rate insured certificates of deposit (CD's), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CD's differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit from a CD, and the deposit principal in a CD is insured by the FDIC.

      Since the assets in all funds are always changing, a Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Portfolio's investment policies and investments, a Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper Analytical Services, Inc. asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

      Evaluations of Portfolio performance made by independent sources may also be used in advertisements concerning a Portfolio, including reprints of, or selections from, editorials or articles about the Portfolio. Sources for performance information and articles about a Portfolio may include the following:

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

CDA INVESTMENT TECHNOLOGIES, INC., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CHANGING TIMES, THE KIPLINGER MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC'S MONEY FUND REPORT, a weekly publication of IBC/Donoghue, Inc., of Ashland, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

IBC'S MONEY FUND DIRECTORY, an annual directory ranking money market mutual funds.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER   ANALYTICAL  SERVICES,  INC.'S  MUTUAL  FUND  PERFORMANCE
ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL FUND VALUES, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance risk and portfolio characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes  a  "Mutual Funds Outlook" section reporting  on  mutual
fund   performance  measures,  yields,  indices   and   portfolio
holdings.

SUCCESS,   a   monthly  magazine  targeted  to   the   world   of
entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, the nation's number one daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.


                              TAXES

     GENERAL.  In order to continue to qualify for treatment as a
RIC  under  the Code, each Portfolio   each being  treated  as  a
separate entity for these purposes must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain, if any) and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (a) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (b) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets; and (c) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities) of any one issuer.

       DISTRIBUTIONS. Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Distributions from a Portfolio's investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Because each Portfolio's net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporations.

      Shortly after the end of each year, RSMC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Portfolio. Shareholders should consult their tax advisers regarding specific questions relating to federal, state and local taxes.


                     DESCRIPTION OF THE FUND

      The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each note, bond, contract or other undertaking relating to the Fund that is issued by or on behalf of the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the assets of the applicable Portfolio of any shareholder held personally liable solely by virtue of ownership of shares of a Portfolio. The Declaration of Trust also provides that the applicable Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations. RSMC believes that, in view of the above, the risk of personal liability to shareholders is remote.

      The Fund's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The shares of each Portfolio that are issued by the Fund are fully paid and nonassessable. The assets of the Fund received for the issuance or sale of Portfolio shares and all income, earnings, profits and proceeds therefrom, subject only to the right of creditors, are allocated to the respective Portfolio and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio are segregated on the books of account and are charged with the liabilities in respect to such Portfolio and with a share of the general liabilities of the Fund. Expenses with respect to the two Portfolios are allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made. The officers of the Fund, subject to the general supervision of the Board of Trustees, have the power to determine which liabilities are allocable to a given Portfolio or which are general or allocable to the two Portfolios.

      The Declaration of Trust provides that the Fund will continue indefinitely unless a majority of the shareholders of the Fund or a majority of the shareholders of the affected Portfolio approve: (a) the sale of the Fund's assets or the Portfolio's assets to another diversified open-end management investment company; or (b) the liquidation of the Fund or the Portfolio. In the event of the liquidation of the Fund or a Portfolio, affected shareholders are entitled to receive the assets of the Fund or Portfolio that are available for distribution.


                        OTHER INFORMATION

      INDEPENDENT AUDITORS. Ernst & Young LLP, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, serves as the Fund's independent auditors, providing services which include (1) audit of the annual financial statements for the Portfolios, (2) assistance and consultation in connection with SEC filings and
(3) preparation of the annual federal income tax returns filed on behalf of each Portfolio.

      The financial statements and financial highlights of the Portfolios appearing or incorporated by reference in the Fund's Prospectus, this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein and in the Registration Statement or incorporated by reference. Such financial statements have been included herein or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

      SUBSTANTIAL SHAREHOLDERS. As of November 30, 1997, WTC owned of record, on behalf of its customer accounts 90% of the shares of the U.S. Government Portfolio in addition to those shares owned beneficially on behalf of its customer accounts, and WTC owned of record, on behalf of its customer accounts 75% of the shares of the Money Market Portfolio in addition to those shares owned beneficially, all on behalf of its customer accounts.

       LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Fund and has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.

      CUSTODIAN.  Wilmington Trust Company, Rodney Square  North,
1100  N. Market Street, Wilmington, DE 19890-0001, serves as  the
Fund's Custodian.

      TRANSFER  AGENT.   Rodney  Square  Management  Corporation,
Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-
0001,  serves  as  the Fund's Transfer Agent and Dividend  Paying
Agent.


                      FINANCIAL STATEMENTS

      The Schedule of Investments as of September 30, 1997 for each of the Portfolios; the Statement of Assets and Liabilities as of September 30, 1997 for each of the Portfolios; the Statement of Operations for the fiscal year ended September 30, 1997 for each of the Portfolios; the Statements of Changes in Net Assets for the fiscal years ended September 30, 1997 and 1996 for each of the Portfolios; the Financial Highlights for the fiscal years ended September 30, 1993 through September 30, 1997 for each of the Portfolios; and the Notes to Financial Statements and the Report of Independent Auditors, each of which is included in the Annual Report to the shareholders of the Fund as of and for the fiscal year ended September 30, 1997 are attached hereto.

THE RODNEY SQUARE FUND/ U.S. GOVERNMENT PORTFOLIO
-------------------------------------------------
    INVESTMENTS / SEPTEMBER 30, 1997
	(Showing Percentage of Total Value of Net Assets)
-------------------------------------------------------------------------------

                                                        PRINCIPAL           VALUE
														 AMOUNT            (NOTE 2)
														---------          --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.2% FEDERAL FARM CREDIT BANKS DISCOUNT
NOTES - 13.8%

Federal Farm Credit Banks Notes, 5.40%, 10/10/97..  $  10,000,000      $  9,986,500
Federal Farm Credit Banks Notes, 5.48%, 11/03/97..     15,000,000        14,924,696
Federal Farm Credit Banks Notes, 5.35%, 01/09/98..     10,000,000         9,851,389
Federal Farm Credit Banks Notes, 5.42%, 01/27/98..      6,000,000         5,893,407
Federal Farm Credit Banks Notes, 5.37%, 05/18/98..     12,000,000        11,590,090
                                                                       ------------
                                                                         52,246,082
																	   ------------
FEDERAL FARM CREDIT BANKS NOTES - 6.6%

Federal Farm Credit Banks Notes, 5.85%, 10/01/97..      5,000,000         5,000,000
Federal Farm Credit Banks Notes, 5.46%, 10/01/97*.      8,000,000         8,000,000
Federal Farm Credit Banks Notes, 7.51%, 02/13/98..      5,000,000         5,030,938
Federal Farm Credit Banks Notes, 5.40%, 03/06/98..      7,000,000         6,993,168
                                                                       ------------
                                                                         25,024,106
																	   ------------
FEDERAL HOME LOAN BANKS DISCOUNT NOTES - 22.7%

Federal Home Loan Banks Notes, 5.41%, 10/10/97...       6,500,000         6,491,209
Federal Home Loan Banks Notes, 5.30%, 10/10/97...       7,000,000         6,990,725
Federal Home Loan Banks Notes, 5.41%, 10/14/97...       7,445,000         7,430,442
Federal Home Loan Banks Notes, 5.61%, 10/15/97...       7,000,000         6,984,728
Federal Home Loan Banks Notes, 5.42%, 10/30/97...       5,385,000         5,361,488
Federal Home Loan Banks Notes, 5.43%, 11/07/97...      20,000,000        19,888,383
Federal Home Loan Banks Notes, 5.47%, 12/03/97...       5,000,000         4,952,138
Federal Home Loan Banks Notes, 5.42%, 12/10/97...       6,050,000         5,986,240
Federal Home Loan Banks Notes, 5.39%, 01/14/98...       5,000,000         4,921,396
Federal Home Loan Banks Notes, 5.39%, 01/16/98...       6,141,000         6,042,619
Federal Home Loan Banks Notes, 5.41%, 02/04/98...       6,000,000         5,886,390
Federal Home Loan Banks Notes, 5.45%, 03/11/98...       5,000,000         4,878,132
                                                                        -----------
	                                                                     85,813,890
                                                                        -----------
FEDERAL HOME LOAN BANKS NOTES - 9.2%

Federal Home Loan Banks Notes, 5.70%, 10/16/97...      10,000,000         9,998,848
Federal Home Loan Banks Notes, 5.71%, 01/21/98...       5,000,000         5,001,767
Federal Home Loan Banks Notes, 5.67%, 03/10/98...       5,000,000         5,001,810
Federal Home Loan Banks Notes, 6.12%, 04/17/98...       5,000,000         4,999,575
Federal Home Loan Banks Notes, 5.76%, 09/25/98...       5,000,000         5,000,250
Federal Home Loan Banks Notes, 5.69%, 10/02/98...       5,000,000         4,996,450
                                                                        -----------
	                                                                     34,998,700
                                                                        -----------

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND/ U.S. GOVERNMENT PORTFOLIO
-------------------------------------------------
    INVESTMENTS - CONTINUED
-------------------------------------------------------------------------------

                                                        PRINCIPAL           VALUE
														 AMOUNT            (NOTE 2)
														---------          --------

TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES - 3.9%

Tennessee Valley Authority Notes, 5.40%, 11/17/97    $  5,000,000       $ 4,964,750
Tennessee Valley Authority Notes, 5.37%, 12/29/97      10,000,000         9,867,242
                                                                        -----------
                                                                         14,831,992
                                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $212,914,770)..............................                      212,914,770
                                                                        -----------


REPURCHASE AGREEMENTS - 45.4%
 With Dean Witter Reynolds, Inc.: at 6.30%,
   dated 09/30/97, to be repurchased at $80,014,000
   on 10/01/97, collaterized by $81,600,040 of various
   U.S. Government Agency Obligation Securities with
   various coupons and maturities to 09/01/27 ........  80,000,000       80,000,000
 With UBS Securities: at 6.30%, dated 09/30/97, to be
   repurchased at $91,689,243 on 10/01/97,
   collateralized by $93,508,509 Federal National
   Mortgage Association Securities with various coupons
   and maturities to 03/01/33.........................  91,673,200       91,673,200
                                                                       ------------

     TOTAL REPURCHASE AGREEMENTS (COST $171,673,200)...............     171,673,200
                                                                       ------------


TOTAL INVESTMENTS (COST $384,587,970)+ - 101.6%...................      384,587,970

OTHER ASSETS AND LIABILITIES, NET - (1.6)%........................       (6,113,469)
                                                                       ------------
NET ASSETS - 100.0%...............................................     $378,474,501
                                                                       ============
<FOOTNOTE>

 * Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rates shown are the
	interest rates as of September 30 1997.
 +  Cost for federal income tax purposes.
</FOOTNOTE>

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS / SEPTEMBER 30, 1997
    (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------

                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------
CERTIFICATES OF DEPOSIT - 19.8%
 FOREIGN BANKS, FOREIGN CENTERS - 4.3%
   Bayerische Vereinsbank, 5.73%, 12/22/97..........................       P-1/A-1+    $ 25,000,000     $    24,989,681
   Bayerische Vereinsbank, 5.75%, 03/16/98..........................       P-1/A-1+      10,000,000          10,000,448
   Societe Generale, London Branch, 5.73%, 02/17/98.................       P-1/A-1+      16,000,000          16,001,800
                                                                                                          -------------
                                                                                                             50,991,929
                                                                                                          -------------
 U.S. BANKS, U.S. BRANCHES - 0.4%
   Morgan Guaranty, New York Branch, 5.87%, 08/06/98................       P-1/A-1+       5,000,000           4,998,785
                                                                                                          -------------

 FOREIGN BANKS, U.S. BRANCHES - 15.1%
   ABN-AmRo Bank, 5.60%, 12/16/97...................................       P-1/A-1+      10,000,000           9,998,959
   Banque Nationale de Paris, 5.55%, 10/08/97.......................       P-1/A-1       20,000,000          20,000,000
   Banque Nationale de Paris, 5.58%, 12/22/97.......................       P-1/A-1       35,000,000          35,000,000
   Canadian Imperial Bank of Commerce, 5.88%, 01/14/98..............       P-1/A-1+      26,000,000          26,000,000
   Credit Agricole, 5.75%, 02/13/98.................................       P-1/A-1+      25,000,000          25,000,000
   Deutsche Bank, 5.91%, 09/14/98...................................       P-1/A-1+      15,000,000          14,990,433
   Royal Bank of Canada, 5.78%, 12/11/97............................       P-1/A-1+       5,000,000           5,000,812
   Royal Bank of Canada, 5.95%, 03/24/98............................       P-1/A-1+      10,000,000           9,994,991
   Societe Generale, 5.57%, 11/19/97................................       P-1/A-1+      10,000,000          10,000,000
   Societe Generale, 6.20%, 05/12/98................................       P-1/A-1+      10,000,000           9,998,252
   Societe Generale, 5.77%, 09/08/98*...............................       P-1/A-1+      14,000,000          13,992,549
                                                                                                          -------------
                                                                                                            179,975,996
																										  -------------
     TOTAL CERTIFICATES OF DEPOSIT (COST $235,966,710).............................................         235,966,710
                                                                                                          -------------


COMMERCIAL PAPER - 52.5%
 AGRICULTURE - 2.9%
   Louis Dreyfus Corp., Ser. B, 5.54%, 10/10/97.....................       P-1/A-1+      10,000,000           9,986,150
   Louis Dreyfus Corp., Ser. B, 5.53%, 10/15/97.....................       P-1/A-1+      25,000,000          24,946,236
                                                                                                          -------------
                                                                                                             34,932,386
                                                                                                          -------------
 AUTOMOBILES - 5.5%
   Daimler-Benz North America Corp., 5.51%, 10/06/97................       P-1/A-1        5,000,000           4,996,174
   Daimler-Benz North America Corp., 5.55%, 01/12/98................       P-1/A-1       20,000,000          19,682,417
   Daimler-Benz North America Corp., 5.53%, 03/20/98................       P-1/A-1       15,000,000          14,608,292
   Volkswagen of America, Inc., 5.54%, 10/17/97.....................       P-1/A-1       15,000,000          14,963,067
   Volkswagen of America, Inc., 5.53%, 10/24/97.....................       P-1/A-1       11,200,000          11,160,430
                                                                                                          -------------
                                                                                                             65,410,380
                                                                                                          -------------
 BANKS - 2.9%
   Abbey National North America, 5.51%, 03/16/98....................       P-1/A-1+      15,000,000          14,618,892
   UBS Finance, 5.52%, 10/16/97.....................................       P-1/A-1+      20,000,000          19,954,000
                                                                                                          -------------
 The accompanying notes are an integral part of the financial statements.
                                                                                                             34,572,892
                                                                                                          -------------

 THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
 -----------------------------------------------
     INVESTMENTS - CONTINUED
 ------------------------------------------------------------------------------


                                                                         MOODY'S/S&P        PRINCIPAL          VALUE
                                                                           RATING            AMOUNT           (NOTE 2)
                                                                         -----------        ---------        ---------

 CHEMICALS - 8.8%
   Akzo Nobel America, Inc., 5.60%, 10/21/97........................       P-1/A-1     $ 10,000,000       $   9,968,889
   Akzo Nobel America, Inc., 5.54%, 11/06/97........................       P-1/A-1        5,000,000           4,972,300
   Akzo Nobel America, Inc., 5.51%, 11/18/97........................       P-1/A-1       15,000,000          14,889,800
   Akzo Nobel America, Inc., 5.53%, 12/11/97........................       P-1/A-1       10,000,000           9,890,936
   Akzo Nobel America, Inc., 5.54%, 01/22/98........................       P-1/A-1       10,000,000           9,826,106
   E.I. DuPont de Nemours & Co., 5.63%, 12/02/97....................       P-1/A-1+      25,000,000          24,757,597
   Formosa Plastics Corp. USA, 5.53%, 10/07/97......................       P-1/A-1+      30,000,000          29,972,350
                                                                                                          -------------
                                                                                                            104,277,978
																										  -------------
 FINANCIAL SERVICES - 7.7%
   General Electric Cap. Corp., 5.57%, 12/05/97.....................       P-1/A-1+      25,000,000          24,748,576
   General Electric Cap. Corp., 5.57%, 01/09/98.....................       P-1/A-1+      12,000,000          11,814,333
   Morgan Stanley Dean Witter Discover Co., 5.55%, 10/07/97.........       P-1/A-1       40,000,000          39,963,267
   Morgan Stanley Dean Witter Discover Co., 5.52%, 10/14/97.........       P-1/A-1       15,000,000          14,970,100
                                                                                                          -------------
                                                                                                             91,496,276
																										  -------------
 INTERNATIONAL TRADING - 0.4%
   Daewoo International America Corp., 5.55%, 02/26/98..............       P-1/A-1+       5,000,000           4,885,917
                                                                                                          -------------

 LEASING - 8.1%
   International Lease Finance Corp., 5.51%, 11/14/97...............       P-1/A-1       36,000,000          35,757,560
   International Lease Finance Corp., 5.50%, 12/03/97...............       P-1/A-1       10,000,000           9,903,750
   Vehicle Services Corp. of America Ltd., 5.54%, 11/04/97..........       P-1/A-1+       2,500,000           2,486,919
   Vehicle Services Corp. of America Ltd., 5.54%, 11/18/97..........       P-1/A-1+      48,000,000          47,645,440
                                                                                                          -------------
                                                                                                             95,793,669
																										  -------------
 MARKETING - 1.0%
   Omnicom Finance, Inc., 5.53%, 10/16/97...........................       P-1/A-1+      12,000,000          11,972,350
                                                                                                          -------------

 MEDICAL & MEDICAL SERVICES - 0.7%
   Medical Building Funding VII, L.L.C., 5.85%, 12/04/97............        NR/A-1        8,300,000           8,213,680
                                                                                                          -------------

 PHARMACEUTICALS PREPARATIONS - 3.3%
   Zeneca Wilmington, Inc., 5.50%, 11/14/97.........................       P-1/A-1+      40,000,000          39,730,927
                                                                                                          -------------

 SECURITIES DEALERS - 11.2%
   Credit Suisse First Boston, Inc., 5.80%, 10/20/97................       P-1/A-1+      10,838,000          10,804,824
   Credit Suisse First Boston, Inc., 5.52%, 12/10/97................       P-1/A-1+      24,000,000          23,742,400
   Goldman Sachs Group LP, 5.51%, 10/09/97..........................       P-1/A-1+      15,000,000          14,981,633
   Goldman Sachs Group LP, 5.53%, 11/12/97..........................       P-1/A-1+      25,000,000          24,838,708
   Goldman Sachs Group LP, 5.51%, 11/18/97..........................       P-1/A-1+      10,000,000           9,926,533
   Merrill Lynch & Co., Inc., 5.52%, 11/13/97.......................       P-1/A-1+      20,000,000          19,868,134

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------

   Merrill Lynch & Co., Inc., 5.58%, 01/06/98.......................       P-1/A-1+    $ 30,000,000      $   29,549,085
                                                                                                          -------------
                                                                                                            133,711,317
																										  -------------
     TOTAL COMMERCIAL PAPER (COST $624,997,772)....................................................         624,997,772
                                                                                                          -------------

CORPORATE NOTES - 9.4%
 BANKS - 6.7%
   Bank of America, NT & SA, 5.52%, 11/21/97........................       P-1/A-1+      20,000,000          19,998,368
   Bank One Columbus, 5.52%, 06/10/98*..............................       P-1/A-1+      25,000,000          24,988,943
   Morgan Guaranty Trust Co., 6.02%, 03/25/98.......................       P-1/A-1+      10,000,000           9,996,430
   Royal Bank of Canada, 5.49%, 06/09/98*...........................       P-1/A-1+      25,000,000          24,987,546
                                                                                                          -------------
                                                                                                             79,971,287
                                                                                                          -------------
 FINANCIAL - 0.2%
   General Electric Cap. Corp., 5.05%, 02/09/98.....................       Aaa/AAA        3,000,000           2,992,152
                                                                                                          -------------

 CHEMICALS - 1.2%
   E.I. DuPont de Nemours & Co. Discount Note, 5.48%, 07/28/98......       P-1/A-1+      15,000,000          14,315,000
                                                                                                          -------------

 SECURITY & COMMODITY BROKERS, DEALERS - 1.3%
   Credit Suisse First Boston, Inc., 5.93%, 03/17/98................       P-1/A-1+       5,000,000           5,000,000
   Credit Suisse First Boston, Inc., 6.15%, 06/02/98................       P-1/A-1+      10,000,000          10,018,912
                                                                                                          -------------
                                                                                                             15,018,912
																										  -------------


    TOTAL CORPORATE NOTES (COST $112,297,351).......................................................        112,297,351
                                                                                                          -------------

TAXABLE MUNICIPAL SECURITIES - 5.4%
 CALIFORNIA - 3.7%
   Oakland-Alameda County Coliseum Auth., 5.64%, 12/02/97...........      VMIG1/A-1+      7,500,000           7,500,000
   Oakland-Alameda County Coliseum Auth., Ser. 1996 A-2, 5.65%,
      10/09/97......................................................      VMIG1/A-1+     10,000,000          10,000,000
   Oakland-Alameda County Coliseum Auth., Ser. 1996 A-2, 5.66%,
     10/14/97.......................................................      VMIG1/A-1+     20,600,000          20,600,000
   Oakland-Alameda County Coliseum Auth., Ser. 1996 A-2, 5.63%,
     11/17/97.......................................................      VMIG1/A-1+      6,500,000           6,500,000
                                                                                                          -------------
                                                                                                             44,600,000
																										  -------------
 ILLINOIS - 1.7%
   Illinois Student Assistance Commission Tax., Ser. B, 5.56%,
     09/01/31*......................................................       VMIG1/NR      16,000,000          16,000,000
   Waukesha Health Systems, Inc. Tax. Rev. Bonds, Ser. 1996,
     5.65%, 08/15/26*...............................................      VMIG1/A-1+      3,750,000           3,750,000
                                                                                                          -------------
                                                                                                             19,750,000
                                                                                                          -------------
	 TOTAL TAXABLE MUNICIPAL SECURITIES (COST $64,350,000).........................................          64,350,000
                                                                                                          -------------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------

TIME DEPOSITS - 8.4%
   Credit Commercial de France, Grand Cayman Branch, 6.50%,
     10/01/97.......................................................       P-1/A-1      $ 50,000,000      $  50,000,000
   Republic National Bank of New York, Grand Cayman Branch,
     6.50%, 10/01/97................................................       P-1/A-1+       50,000,000         50,000,000
                                                                                                          -------------

     TOTAL TIME DEPOSITS (COST $100,000,000).......................................................         100,000,000
                                                                                                          -------------

REPURCHASE AGREEMENT - 4.5%
   With UBS Securities, Inc.: at 6.30%, dated 09/30/97, to be repurchased at $53,148,299 on 10/01/97, collateralized by
	$54,204,692 Federal National Mortgage Association security
	due 03/01/33(COST $53,139,000) .................................................     53,139,000       $  53,139,000
                                                                                                          -------------




TOTAL INVESTMENTS (COST $1,190,750,833)+ - 100.0%..................................................       1,190,750,833

OTHER ASSETS AND LIABILITIES, NET - 0.0% ..........................................................             519,875
                                                                                                          -------------
NET ASSETS - 100.0%................................................................................      $1,191,270,708
                                                                                                         ==============

<FOOTNOTES>
*	Denotes a Variable or Floating Rate Note.  Variable and Floating Rate Notes
    are instruments whose rates change periodically.  The rates shown are the
	interest rates as of  September 30, 1997.
+	Cost for federal income tax purposes.
</FOOTNOTES>

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS / SEPTEMBER 30, 1997
    (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------

                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------
MUNICIPAL BONDS - 99.9%
 ALABAMA - 1.2%
   Port City Medical Clinic Brd. of Mobile, AL Rev. Bonds TECP
     (Mobile Infirmary Assoc.), Ser. 1992-A, 3.75%, 10/15/97........      VMIG1/A-1+   $  3,300,000      $    3,300,000
                                                                                                          -------------

 CALIFORNIA - 1.1%
   State of California 1997-1998 Rev. Ant. Notes, 4.50%, 06/30/98...      MIG1/SP-1+      3,000,000           3,014,072
                                                                                                          -------------

 DISTRICT OF COLUMBIA - 3.9%
   Dist. of Columbia (American Univ.), Ser. 1985, 4.10%, 10/01/15*..       VMIG1/NR      10,000,000          10,000,000
   Dist. of Columbia (American Univ.), Ser. 1986A, 4.10%, 12/01/15*.       VMIG1/NR       1,000,000           1,000,000
                                                                                                          -------------
                                                                                                             11,000,000
																										  -------------
 FLORIDA - 4.7%
   City of Jacksonville, FL Electric Auth. TECP, Ser. D-1, 3.70%,
     10/24/97.......................................................       P-1/A-1+       9,100,000           9,100,000
   St. Lucie County, FL Poll. Cntrl. Rev. Bonds TECP, (Florida Power
     & Light Co. Proj.), Ser. 1994-B, 3.70%, 12/09/97...............      VMIG1/A-1+      4,200,000           4,200,000
                                                                                                          -------------
                                                                                                             13,300,000
																										  -------------
 GEORGIA - 10.0%
   Atlanta, GA Downtown Dev. Auth. (CARE Proj.), Ser. 1993,
     4.00%, 06/01/13*...............................................       VMIG1/NR       2,400,000           2,400,000
   Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds TECP
     (Ogelthorpe Power Corp. Vogtle Proj.), Ser. 1997A, 3.60%,
     12/01/97.......................................................       Aaa/AAA        2,600,000           2,600,000
   Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia
     Kraft Co. Proj.), 3.90%, 12/01/15*.............................        P-1/NR        4,875,000           4,875,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Alfred & Adele
     Davis Academy, Inc.), 4.00%, 12/01/10*.........................        Aa3/NR        2,000,000           2,000,000
   Fulton County, GA Dev. Auth. Rev. Bonds (The Arthritis Foundation
     Inc. Proj.), 4.00%, 12/01/16*..................................        Aa3/NR        1,000,000           1,000,000
   Gwinnett County, GA Dev. Auth. (Wesleyan School, Inc. Proj.),
     Ser. 1997, 4.00%, 03/01/17*....................................        Aa3/NR        1,000,000           1,000,000
   Municipal Gas Auth. of Georgia Gas Rev. Bonds TECP (Southern
     Portfolio 1 Proj.), Ser. D, 3.85%, 10/09/97....................       NR/A-1+        5,800,000           5,800,000
   Smyrna, GA Housing Auth. Multi-Family Housing Rev. Bonds
     (Garden Post Village Proj.), 4.10%, 06/01/25*..................       NR/A-1+        8,500,000           8,500,000
                                                                                                          -------------
                                                                                                             28,175,000
																										  -------------
 IDAHO - 1.9%
   Idaho Health Fac. Auth. Rev. Bonds (St. Luke's Regional
     Medical Center Proj.), Ser. 1995, 3.85%, 05/01/22*.............       VMIG1/NR       5,200,000           5,200,000
                                                                                                          -------------
The accompanying notes are an integral part of the financial statements.


THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------

 ILLINOIS - 19.6%
   Illinois Dev. Fin. Auth. Rev. Bonds (Chicago Symphony Orchestra
     Proj.), Ser. 1996, 4.05%, 06/01/31*............................      VMIG1/A-1+   $  1,800,000     $     1,800,000
   Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Bonds (Commonwealth
     Edison Co. Proj.), Ser. C, 4.15%, 03/01/09*....................       P-1/A-1+      10,000,000          10,000,000
   Illinois Educ. Fac. Auth. Rev. Bonds (Field Museum of Natural
     History), Ser. 1985, 4.05%, 11/01/25*..........................      VMIG1/A-1+      2,400,000           2,400,000
   Illinois Educ. Fac. Auth. Rev. Bonds (DePaul Univ. Proj.),
     Ser. 1992, 4.05%, 04/01/26*....................................      VMIG1/A-1+     12,100,000          12,100,000
   Illinois Health Fac. Auth. Rev. Bonds TECP (Univ. of Chicago),
     3.80%, 12/02/97................................................      VMIG1/A-1+     12,700,000          12,700,000
   Illinois Health Fac. Auth. Rev. Bonds (Healthcorp Affiliates
     Central DuPage Hosp. Proj.), Ser. 1990, 3.85%, 11/01/20*.......       VMIG1/NR       2,600,000           2,600,000
   Illinois Health Fac. Auth. Rev. Bonds (Gottlieb Health Resources,
     Inc.), Ser. 1990, 4.05%, 11/15/25*.............................       VMIG1/NR       9,000,000           9,000,000
   Illinois Health Fac. Auth. Rev Bonds (Park Plaza Center),
     4.05%, 09/15/20*...............................................       NR/A-1+        3,350,000           3,350,000
   Oak Forest, IL Dev. Rev. Bonds (Homewood Pool - South Suburban
     Mayors & Managers Assoc. Program), 4.05%, 07/21/24*............       VMIG1/NR       1,000,000           1,000,000
                                                                                                          -------------
                                                                                                             54,950,000
																										  -------------

 INDIANA - 5.0%
   City of Mt. Vernon, IN Poll. Cntrl. Solid Waste Disposal
     Rev. Bonds TECP (General Electric Co. Proj.), Ser. 1989-A,
     3.75%, 12/19/97................................................       P-1/A-1+       4,300,000           4,300,000
   Indiana Educ. Auth. Rev. Bonds (St. Mary of The Woods College),
     4.05%, 02/15/26*...............................................       NR/A-1+        2,000,000           2,000,000
   Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
     Pool Proj.), Ser. 1992, 4.05%, 12/01/02*.......................       VMIG1/NR       1,300,000           1,300,000
   Indiana Hosp. Equip. Fin. Auth. Rev. Bonds, Ser. 1985A,
     4.05%, 12/01/15*...............................................      VMIG1/A-1       3,400,000           3,400,000
   The Trustees of Purdue Univ. Student Fee Bonds, Ser. L,
     4.05%, 07/01/20*...............................................      VMIG1/A-1+      3,000,000           3,000,000
                                                                                                          -------------
                                                                                                             14,000,000
																										  -------------
 KENTUCKY - 2.8%
   Jefferson County, KY  Poll. Cntrl. Rev. Bonds TECP (Louisville
     Gas & Electric Co.), Ser. 1992 A, 3.80%, 12/16/97..............      VMIG1/A-1+      8,000,000           8,000,000
                                                                                                          -------------

 LOUISIANA - 5.8%
   Louisiana Public Fac. Auth. Hosp. Rev. Bonds (Willis-Knighton
     Medical Center Proj.), Ser. 1993, 4.10%, 09/01/23*.............      VMIG1/A-1       5,700,000           5,700,000
   Plaquemines Port Harbor and Terminal Marine Terminal Dist.
     Fac. Rev. Bonds TECP (Electro-Coal Transfer), Ser. 1985-A,
     3.75%, 12/09/97................................................       P-1/A-1+      10,500,000          10,500,000
                                                                                                          -------------
																										     16,200,000
                                                                                                          -------------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ----------

 MARYLAND - 2.4%
   Montgomery County, MD TECP, Ser. 1995, 3.80%, 12/08/97...........       P-1/A-1+    $  6,800,000      $    6,800,000
                                                                                                          -------------

 MINNESOTA - 4.0%
   Becker, MN Poll. Cntrl. Rev. Bonds Northern States Power Co.
     TECP, (Sherburne County Generating Station Unit 3),
     Ser. 1993-A, 3.75%, 11/13/97...................................      VMIG1/A-1+      5,300,000           5,300,000
   City of Rochester, MN Health Care Fac. Rev. Bonds TECP, (Mayo
     Foundation/Mayo Medical Center), Ser. 1992-C, 3.80%,
     10/17/97.......................................................       AA+/A-1+       5,950,000           5,950,000
                                                                                                          -------------
                                                                                                             11,250,000
																										  -------------

 MISSISSIPPI - 1.8%
   Mississippi Business Fin. Corp. Ind. Dev. Rev. Bonds (Mississippi
     College Proj.), Ser. 1996, 4.10%, 09/01/06*....................       NR/A-1+        5,000,000           5,000,000
                                                                                                          -------------

 NORTH CAROLINA - 2.6%
   Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth.
     (Texas Gulf), Ser. 1985, 4.17%, 10/01/05*......................        Aa3/NR        5,000,000           5,000,000
   North Carolina State Eastern Municipal Power Agency TECP,
     3.75%, 12/01/97................................................       P-1/A-1+       2,400,000           2,400,000
                                                                                                          -------------
                                                                                                              7,400,000
																										  -------------
 NORTH DAKOTA - 3.0%
   Grand Forks, ND Health Care Fac. (United Hosp. Obligated
     Group), Ser. 1992B, 3.85%, 12/01/16*...........................       VMIG1/NR       8,300,000           8,300,000
                                                                                                          -------------

 PENNSYLVANIA - 0.7%
   City of Philadelphia, PA Tax & Rev. Ant. Notes, Ser. 1997-98,
     4.50%, 06/30/98................................................      MIG1/SP-1+      2,000,000           2,007,163
                                                                                                          -------------

 SOUTH CAROLINA - 2.1%
   South Carolina Public Service Auth. TECP, 3.85%, 11/20/97........       P-1/A-1        6,000,000           6,000,000
                                                                                                          -------------

 TENNESSEE - 2.2%
   Clarksville, TN Public Bldg. Auth. (Tenn. Municipal Bond Fund),
     Ser. 1995 4.10%, 10/1/25*......................................       NR/A-1+        2,000,000           2,000,000
   Clarksville, TN Public Bldg. Auth. (Tenn. Municipal Bond Fund),
     Ser. 1994, 4.10%, 06/01/24*....................................       NR/A-1+        4,300,000           4,300,000
                                                                                                          -------------
                                                                                                              6,300,000
																										  -------------
 TEXAS - 15.8%
   Angelina & Neches River Auth. of Texas Ind. Dev. Corp. Solid
     Waste Rev. Bonds (TEEC, Inc. Temple Inland Proj.), Ser. 1984C,
     3.80%, 05/01/14*...............................................        P-1/NR          500,000             500,000

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------
   Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air
     Force Village II Proj.), Ser. 1985B, 4.05%, 03/01/12*..........       NR/A-1+      $ 9,800,000         $ 9,800,000
   Brazos River Harbor Nav. Dist. Rev. Ref. Bonds TECP (Dow
     Chemical Co. Proj.), 3.75%, 11/14/97...........................        P-1/NR        4,900,000           4,900,000
   Brazos River Harbor Nav. Dist. Rev. Ref. Bonds TECP (Dow
     Chemical Co. Proj.), Ser. 1987-B, 3.80%, 11/10/97..............        P-1/NR        3,000,000           3,000,000
   Brazos River Harbor Nav. Dist. Rev. Ref. Bonds TECP (Dow
     Chemical Co. Proj.), 3.75%, 11/20/97...........................        P-1/NR        4,000,000           4,000,000
   City of Houston, TX TECP, Ser. B, 3.75%, 11/12/97................       P-1/A-1+       2,000,000           2,000,000
   City of San Antonio, TX Electric and Gas System TECP, 3.80%,
     12/15/97.......................................................       P-1/A-1+       8,600,000           8,600,000
   Lower Neches Valley Auth. (Chevron USA, Inc. Proj.), Ser.
     1987, 3.75%, 02/17/98, Put Option..............................       P-1/A-1+       1,400,000           1,400,000
   State of Texas, Tax & Rev. Ant. Notes, Ser. 1997-A, 4.75%,
     08/31/98.......................................................      MIG1/SP-1+     10,000,000          10,080,086
                                                                                                          -------------
                                                                                                             44,280,086
                                                                                                          -------------
 UTAH - 2.3%
   State of Utah Gen. Oblig. TECP, Ser. A, 3.75%, 10/10/97..........       P-1/A-1+       6,500,000           6,500,000
                                                                                                          -------------

 VIRGINIA - 0.5%
   Ind. Dev. Auth. of the City of Norfolk, VA Hosp. Rev. Bonds TECP
     (Sentara Hosp. Norfolk Proj.), Ser. 1990-A, 3.75%, 10/15/97....      VMIG1/A-1+      1,500,000           1,500,000
                                                                                                          -------------

 WASHINGTON - 2.9%
   Washington Health Care Fac. Auth. Rev. Bonds (Fred Hutchinson
     Cancer Research Center), Ser. 1996, 3.85%, 01/01/23*...........       VMIG1/NR       6,935,000           6,935,000
   Washington Health Care Fac. Auth. Rev. Bonds (Fred Hutchinson
     Cancer Research Center), Ser. 1991A, 3.85%, 01/01/18*..........       VMIG1/NR       1,190,000           1,190,000
                                                                                                          -------------
                                                                                                              8,125,000
																										  -------------
 WYOMING - 3.6%
   Gillette, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp Proj.)
     Ser 1988, 3.70%, 10/24/97......................................       P-1/A-1+       6,000,000           6,000,000
   Green River, WY Poll. Cntrl. Rev. Bonds (Texas Gulf Inc.),
     Ser. 1984, 4.30%, 12/01/04*....................................        Aa2/NR        2,000,000           2,000,000
   Lincoln County, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp
     Proj.), Ser. 1991, 3.85%, 12/01/97.............................      VMIG1/A-1+      2,000,000           2,000,000
                                                                                                          -------------
                                                                                                             10,000,000
                                                                                                          -------------
     TOTAL MUNICIPAL BONDS (COST $280,601,321).....................................................         280,601,321
                                                                                                          -------------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                                                              VALUE
                                                                                                             (NOTE 2)
                                                                                                            ---------

TOTAL INVESTMENTS (COST $280,601,321)+ - 99.9%......................................................      $280,601,321

OTHER ASSETS AND LIABILITIES, NET - 0.1%............................................................           262,643
                                                                                                          ------------
NET ASSETS - 100.0%.................................................................................      $280,863,964
                                                                                                          ============
<FOOTNOTE>

*	 Denotes a Variable or Floating Rate Note.  Variable and Floating Rate
     Notes are instruments whose rates change periodically.  The rates shown
	 are the interest rates as of September 30, 1997.
+	 Cost for federal tax purposes.
TECP-Tax-Exempt Commercial Paper and multimodal bonds in commercial paper mode.
</FOOTNOTE>

The accompanying notes are an integral part of the financial statements.






THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997

                                         RODNEY SQUARE     RODNEY SQUARE
                                              FUND -           FUND -       RODNEY SQUARE
                                       U.S. GOVERNMENT      MONEY MARKET      TAX-EXEMPT
                                           PORTFOLIO         PORTFOLIO           FUND
									---------------------------------------------------------
ASSETS:
Investments in securities
 (including repurchase agreements
  of $171,673,200, $53,139,000 and
  $0, respectively), at value
  (amortized cost $384,587,970,
  $1,190,750,833, and $280,601,321,
  respectively) (Note 2)............     $384,587,970     $ 1,190,750,833       $280,601,321
Interest receivable.................          839,884           6,236,327          1,133,517
Other assets........................            3,838               8,530             32,596
                                     --------------------------------------------------------
Total assets........................      385,431,692       1,196,995,690        281,767,434
                                     --------------------------------------------------------
LIABILITIES:
Dividends payable...................        1,736,222           5,112,363            720,972
Investment securities purchased
 payable............................        4,996,450                   0                  0
Accrued management fee (Note 3).....          161,866             467,745            107,242
Other accrued expenses (Note 3).....           62,653             144,874             75,256
                                     --------------------------------------------------------
 Total liabilities..................        6,957,191           5,724,982            903,470
                                     --------------------------------------------------------
NET ASSETS..........................     $378,474,501     $ 1,191,270,708       $280,863,964
                                     ========================================================

NET ASSETS CONSIST OF:
Capital paid in.....................     $378,472,288     $ 1,191,299,545       $280,865,624
Accumulated realized gain (loss)
 on investments - net...............            2,213             (28,837)            (1,660)
                                     --------------------------------------------------------
NET ASSETS, for 378,472,288,
 1,191,299,545, and 280,872,307,
 shares outstanding, respectively...     $378,474,501     $ 1,191,270,708       $280,863,964
                                     ========================================================

NET ASSET VALUE, offering and
 redemption price per share:........           $1.001              $1.002             $1.003
                                     ========================================================
<FOOTNOTE>
1    $378,474,501 / 378,472,288 outstanding shares of beneficial interest,  no par value
2    $1,191,270,708 / 1,191,299,545 outstanding shares of beneficial interest, no par value
3    $280,863,964 / 280,872,307 outstanding shares of beneficial interest,  no par value
</FOOTNOTE>

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
------------------------------------------------------------------------------

  STATEMENTS OF OPERATIONS
  For the Fiscal Year Ended September 30, 1997


                                           RODNEY SQUARE      RODNEY SQUARE
                                               FUND -             FUND -        RODNEY SQUARE
                                          U.S. GOVERNMENT      MONEY MARKET       TAX-EXEMPT
                                             PORTFOLIO           PORTFOLIO           FUND
                                   -------------------------------------------------------------

INTEREST INCOME...................           $19,471,904      $  60,367,087       $10,211,265

EXPENSES:
Management  fee (Note 3)..........             1,660,206          5,069,252         1,325,491
Accounting fee (Note 3)...........               100,648            245,714            86,405
Distribution expenses (Note 3)....                60,430            196,165            18,757
Trustees' fees and expenses (Note 3)               6,157              9,164             6,165
Registration fees.................                27,054             61,686            55,196
Reports to shareholders...........                 9,048             19,327             7,024
Legal.............................                27,253             80,449            56,277
Audit.............................                14,006             39,291            29,101
Other.............................                42,148            124,090            34,515
                                     ------------------------------------------------------------
   Total expenses.................             1,946,950          5,845,138         1,618,931
                                     ------------------------------------------------------------
   Net investment income..........            17,524,954         54,521,949         8,592,334
                                     ------------------------------------------------------------
REALIZED GAIN (LOSS)ON INVESTMENTS
  - NET (NOTE 2)..................                   651            (14,558)                0
                                     ------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS........           $17,525,605        $54,507,391       $ 8,592,334
                                     ============================================================

The accompanying notes are an integral pat of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                           RODNEY SQUARE      RODNEY SQUARE
                                               FUND -             FUND -        RODNEY SQUARE
                                          U.S. GOVERNMENT      MONEY MARKET       TAX-EXEMPT
                                             PORTFOLIO           PORTFOLIO           FUND
                                   -------------------------------------------------------------
For the Fiscal Year Ended
 September 30, 1997
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income............        $   17,524,954     $   54,521,949     $    8,592,334
 Net realized gain (loss) on
  investments.....................                   651            (14,558)                 0
                                     -----------------------------------------------------------
 Net increase in net assets
  resulting from operations.......            17,525,605         54,507,391          8,592,334
                                     -----------------------------------------------------------
Dividends to shareholders from
 net investment income............           (17,524,954)       (54,521,949)        (8,592,334)
                                     -----------------------------------------------------------
Share transactions at net asset
 value of $1.00 per share:
 Proceeds from sale of shares.....         4,042,452,758      8,656,915,051      2,251,065,320
 Shares issued to shareholders
  in reinvestment of dividends
  from net investment income......               406,577          4,778,057            257,389
 Cost of shares redeemed..........        (4,005,811,594)    (8,451,263,968)    (2,207,643,449)
                                      -----------------------------------------------------------
 Net increase in net assets and
  shares resulting from share
  transactions...................             37,047,741        210,429,140         43,679,260
                                       ---------------------------------------------------------
 Total increase in net assets....             37,048,392        210,414,582         43,679,260

NET ASSETS:
 Beginning of year...............            341,426,109        980,856,126        237,184,704
                                      ----------------------------------------------------------
 End of year.....................           $378,474,501   $  1,191,270,708      $ 280,863,964
                                      ==========================================================

For the Fiscal Year Ended September 30, 1996
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income...........        $    18,163,286   $     43,763,846    $     8,832,901
 Net realized gain (loss) on
   investments...................                    (58)               127                  0
                                       ---------------------------------------------------------
 Net increase in net assets
  resulting from operations......             18,163,228         43,763,973          8,832,901
                                       ---------------------------------------------------------
Dividends to shareholders from
  net investment income..........            (18,163,286)       (43,763,846)        (8,832,901)
                                       ---------------------------------------------------------
Share transactions at net asset
 value of $1.00 per share:
 Proceeds from sale of shares....          4,435,793,585      6,848,793,367      2,137,883,514
 Shares issued to shareholders in
  reinvestment of dividends from
  net investment income..........                388,936          3,203,419            289,502
 Cost of shares redeemed.........         (4,400,852,267)    (6,622,265,795)    (2,219,200,892)
                                       ---------------------------------------------------------
 Net increase (decrease) in net
  assets and shares resulting
  from share transactions........             35,330,254        229,730,991       (81,027,876)
                                       ---------------------------------------------------------
Total increase (decrease) in net
 assets..........................             35,330,196        229,731,118       (81,027,876)

NET ASSETS:
 Beginning of year...............            306,095,913        751,125,008       318,212,580
                                       ---------------------------------------------------------
 End of year.....................         $  341,426,109     $  980,856,126     $ 237,184,704
                                       =========================================================

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
							                             ---------------------------------------------
                                                         1997      1996      1995      1994       1993
														-----------------------------------------------
RODNEY SQUARE FUND - U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR.........             $1.00     $1.00     $1.00     $1.00     $1.00

Investment Operations:
 Net investment income......................             0.050     0.050     0.052     0.033     0.028
                                                        -----------------------------------------------
Distributions:
 From net investment income.................            (0.050)   (0.050)   (0.052)   (0.033)   (0.028)
                                                       ------------------------------------------------
NET ASSET VALUE - END OF YEAR...............             $1.00     $1.00     $1.00     $1.00     $1.00
                                                       ================================================
Total Return................................             5.07%     5.08%     5.37%     3.32%     2.83%
Ratios (to average net assets)/Supplemental
 Data:
    Expenses................................             0.55%     0.55%     0.55%     0.53%     0.53%
    Net investment income...................             4.96%     4.97%     5.25%     3.27%     2.79%
Net assets at end of year (000 omitted).....          $378,475  $341,426  $306,096  $336,766  $386,067


                                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
													  -------------------------------------------------
                                                        1997       1996     1995      1994       1993
													  -------------------------------------------------
RODNEY SQUARE FUND - MONEY MARKET PORTFOLIO
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR.........            $1.00     $1.00     $1.00     $1.00      $1.00
                                                      -------------------------------------------------
Investment Operations:
 Net investment income......................            0.051     0.050     0.054     0.033      0.029
                                                      -------------------------------------------------
Distributions:
 From net investment income.................           (0.051)   (0.050)   (0.054)   (0.033)    (0.029)
                                                      -------------------------------------------------
NET ASSET VALUE - END OF YEAR...............            $1.00     $1.00     $1.00     $1.00      $1.00
                                                      =================================================
Total Return................................             5.17%     5.17%     5.50%     3.37%     2.92%
Ratios (to average net assets)/Supplemental Data:
  Expenses..................................             0.54%     0.53%     0.54%     0.53%     0.52%
  Net investment income.....................             5.06%     5.03%     5.37%     3.33%     2.88%
Net assets at end of year (000 omitted).....        $1,191,271  $980,856  $751,125  $606,835  $649,424

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS - CONTINUED
------------------------------------------------------------------------------

                                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
												      -----------------------------------------------
                                                         1997     1996      1995      1994     1993
													  -----------------------------------------------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR..........           $1.00    $1.00     $1.00     $1.00    $1.00
                                                      -----------------------------------------------
Investment Operations:
 Net investment income.......................           0.030    0.031     0.033     0.021    0.020
                                                      -----------------------------------------------
Distributions:
 From net investment income..................          (0.030)  (0.031)   (0.033)   (0.021)  (0.020)
                                                      -----------------------------------------------
NET ASSET VALUE - END OF YEAR................           $1.00    $1.00     $1.00     $1.00    $1.00
                                                      ===============================================

Total Return.................................           3.09%     3.11%     3.36%     2.17%     2.07%
Ratios (to average net assets)/Supplemental Data:
  Expenses...................................           0.57%     0.56%     0.54%     0.54%     0.54%
  Net investment income......................           3.05%     3.08%     3.29%     2.13%     2.05%
Net assets at end of year (000 omitted)......        $280,864  $237,185  $318,213  $388,565  $405,517

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1.DESCRIPTION  AND SHARES OF THE FUNDS.  The Rodney  Square  Fund
  and the Rodney Square Tax-Exempt Fund (the "Fund(s)") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Declarations of Trust for the Rodney Square Fund, dated February 16, 1982, and the Rodney Square Tax-Exempt Fund, dated July 31, 1985, each as last amended on February 15, 1993, permit the Trustees of each Fund to create additional series (or portfolios), each of which may issue additional classes of shares. There are currently two portfolios, the U.S. Government Portfolio and the Money Market Portfolio (the "Portfolios"), in the Rodney Square Fund, each of which currently consists of a single class of shares. The Rodney Square Tax-Exempt Fund has one portfolio (also a "Portfolio") with a single class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of each Fund:

  Security Valuation. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act provided that the Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

  FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and each intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required. At September 30, 1997, the U.S. Government Portfolio, the Money Market Portfolio and the Rodney Square Tax-Exempt Fund had a net tax basis capital loss carryforward available to offset future capital gains of approximately $6,000, $40,000 and $2,000, respectively, which will expire as follows:

                                   CAPITAL LOSS        EXPIRATION
                                   CARRYFORWARD           DATE
                                   ------------        ----------
    U.S. Government Portfolio.....     $  6,000         09/30/03
    Money Market Portfolio........     $ 25,000         09/30/02
    Money Market Portfolio........     $ 15,000         09/30/05
    Rodney Square Tax-Exempt Fund.     $  2,000         09/30/02

  INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consists of accrued interest and discount earned
  (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For the Rodney Square Tax-Exempt Fund only, the tax-exempt interest portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

  REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------


  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  OTHER. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

  The Money Market Portfolio invests in short-term unsecured debt instruments of corporate issuers. The ability of a corporate issuer to meet its obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio's investments in corporate notes, commercial paper, certificates of deposit, and time deposits of domestic and foreign banks represented in the aggregate approximately 37.8% of its total investments on September 30, 1997.

  Approximately 88.9% of the investments by the Rodney Square Tax-Exempt Fund on September 30, 1997 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

3.MANAGEMENT  FEE  AND OTHER TRANSACTIONS WITH  AFFILIATES.   The
  Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Investment Adviser and Administrator to each of the Funds pursuant to separate Management Agreements each dated August 9, 1991. Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as budgeting, financial reporting, compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of the average daily net assets of each Portfolio of the Funds.
  The management fee paid to RSMC for the fiscal year ended September 30, 1997, amounted to $1,660,206 for the U.S.
  Government Portfolio, $5,069,252 for the Money Market Portfolio and $1,325,491 for the Rodney Square Tax-Exempt Fund.

  RSMC determines the net asset value per share and provides all Fund accounting services pursuant to a separate Accounting Services Agreement with each Fund. For its services, RSMC receives an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100,000,000. For the fiscal year ended September 30, 1997, RSMC's fees for accounting services amounted to $100,648 for the U.S. Government Portfolio, $245,714 for the Money Market Portfolio and $86,405 for the Rodney Square Tax-Exempt Fund.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

  WTC serves as Custodian of the assets of the Funds and is paid for the provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

  RSMC serves as Transfer and Dividend Paying Agent for the Funds and does not receive any separate fees from the Funds for the performance of these services other than the reimbursement of all reasonable out-of-pocket expenses incurred by RSMC or its agents for the provision of such services.

  Pursuant to a Distribution Agreement with each Fund, dated as of December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Boards of Trustees have adopted, and shareholders have approved, distribution plans (the "12b-1 Plans") pursuant to Rule 12b-1 under the 1940 Act, to allow each Fund to reimburse RSD for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the fiscal year ended September 30, 1997, such expenses amounted to $60,430 for the U.S. Government Portfolio, $196,165 for the Money Market Portfolio and $18,757 for the Rodney Square Tax-Exempt Fund.

  The salaries of all officers of each Fund, the Trustees of each Fund who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates and all personnel of the Funds, WTC, RSMC or RSD performing services related to research, statistical and investment activities, are paid by WTC, RSMC, RSD, or their affiliates. The fees and expenses of the "non-interested" Trustees amounted to $6,157 for the U.S. Government Portfolio, $9,164 for the Money Market Portfolio and $6,165 for the Rodney Square Tax-Exempt Fund for the fiscal year ended September 30, 1997.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To  the  Shareholders and Trustees of The Rodney Square Fund  and
The Rodney Square Tax-Exempt Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Fund (comprising, respectively, the U.S. Government and the Money Market Portfolios) and The Rodney Square Tax-Exempt Fund (the "Funds"), as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In  our  opinion,  the financial statements and    financial
highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Rodney Square Fund and The Rodney
Square Tax-Exempt Fund at September 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                    /s/ Ernst & Young LLP





Philadelphia, Pennsylvania
October 22, 1997

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    TAX INFORMATION
-------------------------------------------------------------------------------


  Pursuant  to Section 852 of the Internal Revenue Code of  1986,
  The  Rodney  Square Tax-Exempt Fund designates       $8,592,334
  as tax-exempt dividends.

  In January, 1998 shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 1997, including any distributions paid between September 30, 1997 and December 31, 1997.

                    THE RODNEY SQUARE FUND

                  Items Required By Form N-1A

                 PART C  -  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
  a.Financial Statements:
     Included in Part A of this Registration Statement:
       Financial Information (i.e., Financial Highlights for each of the ten years in the period ended September 30, 1997 for the U.S. Government Portfolio and the Money Market Portfolio)
     Included in Part B of this Registration Statement:

       For the U.S. Government Portfolio:
          Investments, September 30, 1997
          Statement of Assets and Liabilities, September 30,
            1997
          Statement of Operations, for the fiscal year ended
            September 30, 1997
          Statements of Changes in Net Assets, for the fiscal
            years ended September 30, 1996 and 1997
          Financial Highlights for each of the five years in
            the period ended September 30, 1997
          Notes to Financial Statements
          Report of Independent Auditors

       For the Money Market Portfolio:
          Investments, September 30, 1997
          Statement of Assets and Liabilities, September 30,
            1997
          Statement of Operations, for the fiscal year ended
            September 30, 1997
          Statements of Changes in Net Assets, for the fiscal
            years ended September 30, 1996 and 1997
          Financial Highlights for each of the five years in
            the period ended September 30, 1997
          Notes to Financial Statements
          Report of Independent Auditors

     Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

  b.Exhibits:
     1. (a) Amended and Restated Declaration of Trust of the Registrant dated October 1, 1985. (Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 5 to this Registration Statement filed on October 4, 1985.)
       (b) Amendment to Amended and Restated Declaration of Trust of the Registrant dated August 9, 1991. (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 16 to this Registration Statement filed on November 27, 1991.)

                   THE RODNEY SQUARE FUND

                 PART C  -  OTHER INFORMATION (continued)

Item 24.  Financial Statements and Exhibits (continued).
       (c) Amendment to Declaration of Trust of the Registrant dated February 15, 1993. (Incorporated by reference to Exhibit 1(c) to Post Effective amendment No. 18 to this Registration Statement filed on December 2, 1993.)
     2. (a) By-Laws of the Registrant. (Incorporated by reference to Exhibit 2 to original Registration Statement filed on February 17, 1982.)
        (b) Amendment to By-Laws of the Registrant dated August 9, 1991. (Incorporated by reference to
          Exhibit 2(b) to Post-Effective Amendment No. 16 to this Registration Statement filed on November 27, 1991.)
     3.Voting Trust Agreement - None.
     4.Instruments Defining the Rights of Shareholders.
       (a) Amended and Restated Declaration of Trust dated October 1, 1985 as Amended August 9, 1991 and February 15, 1993 (relevant portions). (Incorporated by reference to Exhibit 4(a) to Post Effective Amendment No.18 to this Registration Statement filed on December 2, 1993.)
       (b) By-Laws of the Registrant as Amended August 9, 1991 (relevant portions). (Incorporated by reference to Exhibit 4(b) to Post Effective Amendment No.18 to this Registration Statement filed on December 2, 1993.)
     5.Management Agreement between the Registrant and Rodney
       Square Management Corporation dated August 9, 1991. (Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 16 to this Registration Statement filed on November 27, 1991.)
     6. (a) Distribution Agreement between the Registrant and Rodney Square Distributors, Inc. effective December 31, 1992. ( Incorporated by reference to
          Exhibit 6(a) to Post- Effective Amendment No. 21 to this Registration Statement filed on January 29, 1996.)
          (b) Form of Selected Dealer Agreement between Rodney Square Distributors, Inc. and the broker-dealer as listed in Schedule B to the Agreement effective December 31, 1992. (Incorporated by reference to
          Exhibit 6(b) to Post-Effective Amendment No.18 to this Registration Statement filed on December 2, 1993.)
     7.Bonus, Profit Sharing or Pension Plans - None.
     8. (a) Custodian Contract between the Registrant and Wilmington Trust Company dated October 1, 1986. (Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 11 to this Registration Statement filed on February 1, 1988.)
               (b) Subcustodian contract between Wilmington Trust Company and Irving Trust Company of New York. (Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 11 to this Registration Statement filed on February 1, 1988.)

                     THE RODNEY SQUARE FUND

                 PART C  -  OTHER INFORMATION (continued)

          Item 24.  Financial Statements and Exhibits (continued).
     9. (a) Transfer Agency Agreement between the Registrant and Rodney Square Management Corporation effective December 31, 1992. (Incorporated by reference to
          Exhibit 9(a) to Post-Effective Amendment No. 21 to this Registration Statement filed on January 29,
          1996.)
       (b) Accounting Services Agreement between Registrant and Rodney Square Management Corporation dated
          October 1, 1989.  (Incorporated by reference to
          Exhibit 9(b) to Post-Effective Amendment No. 13 to this Registration Statement filed on November 28,
          1989.)
     10. (a) Opinion of Kirkpatrick & Lockhart, LLP. (Incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to this Registration
          Statement filed on July 19, 1982.)
     11. Consent of Ernst & Young LLP, Independent Auditors for Registrant.
     12.  Financial Statements omitted from Part B - None.
     13. Letter of Investment Intent. (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No.
          1 to this Registration Statement filed on July 19, 1982 and filed as amended as Exhibit 13 to Pre-Effective Amendment No. 2 to this Registration Statement filed on August 2, 1982.)
     14.  Prototype Retirement Plan - None.
     15.  (a)  Amended and Restated Plan of Distribution
          Pursuant to Rule 12b-1 under the Investment Company
          Act of 1940 of the Registrant with respect to the U.S. Government Portfolio effective May 21, 1990, amended effective as of January 1, 1993.
          (Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 21 to this Registration Statement filed on January 29, 1996.)
          (b) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 under the Investment Company
          Act of 1940 of the Registrant with respect to the Money Market Portfolio effective May 21, 1990, amended effective as of January 1, 1993.
          (Incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 21 to this Registration Statement filed on January 29, 1996.)
     16.  Schedule for Computation of Performance Quotations
     17.  Financial Data Schedule
     18.  None
            Power of Attorney included as part of the signature page of this Post-Effective Amendment No. 23.

                   THE RODNEY SQUARE FUND

                 PART C  -  OTHER INFORMATION (continued)

Item 25.  Persons Controlled by or under Common Control with
Registrant.
  a.Persons Controlled by Registrant:  None

  b.Persons under Common Control with Registrant in the event
     Wilmington Trust Company ("WTC") is deemed to be a controlling person of the Registrant:
     Mutual Funds
     The Rodney Square Fund
     The Rodney Square Tax-Exempt Fund
     The Rodney Square Strategic Fixed-Income Fund
     The Rodney Square Multi-Manager Fund


                                                       % Held
     Corporate Entity                   State of Org.  by WTC

     Brandywine Insurance Agency, Inc.  Delaware       100%
     Brandywine Finance Corp.           Delaware       100%
     Brandywine Life Insurance Company, Delaware       100%
	  Inc.
     Compton Realty Corporation         Delaware       100%
     Delaware Corp. Management          Delaware       100%
     Drew-I Ltd.                        Delaware       100%
     Drew-VIII Ltd.                     Delaware       100%
     Holiday Travel Agency, Inc.        Delaware       100%
     Rockland Corporation               Delaware       100%
     Rodney Square Distributors, Inc.   Delaware       100%
     Rodney Square Management           Delaware       100%
	  Corporation
     Siobain-XII Ltd.                   Delaware       100%
     Spar Hill Realty Company           Delaware       100%
     Wilmington Brokerage Services      Delaware       100%
	  Company
     WTC Corporate Services, Inc.       Delaware       100%
     100 West 10th St. Corporation      Delaware       100%
     WT Investments Inc.                Delaware       100%

     Partnerships

     Rodney Square Investors, L.P.

                   THE RODNEY SQUARE FUND

                 PART C  -  OTHER INFORMATION (continued)

Item 26.  Number of Holders of Securities (as of November 30,
1997).
         (1)                       (2)
       Title of Class Number of Record Shareholders
       Shares of beneficial interest

       U.S. Government Portfolio    2,518
       Money Market Portfolio      10,395

Item 27.  Indemnification.
   Article XI, Section 2 of the Registrant's Declaration of Trust provides, subject to certain exceptions and limitations, that the appropriate Series of the Registrant will indemnify a Trustee or officer ("covered person") of the Registrant against liability and against all expenses incurred in connection with any claim, action, suit, proceeding, or settlement in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer, to the fullest extent permitted by law. No covered person, however, will be indemnified if there is an adjudication that (a) such person is liable to the Registrant or its shareholders because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (b) such person did not act in good faith, with the reasonable belief that his action was in the best interests of the Registrant. In addition, a covered person will not be indemnified in the event of settlement unless a court, a majority of disinterested Trustees, or independent legal counsel determines that the covered person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Registrant may maintain insurance policies covering such rights of indemnification.
   According to Article XII, Section 1 of the Declaration of Trust, the Registrant is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Registrant. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
   Article XII, Section 2 provides that, subject to the provisions of Article XI and Article XII, Section 1, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.
   Paragraph 7A of the Management Agreement between Rodney Square Management Corporation ("RSMC") and the Registrant provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties on the part of RSMC, RSMC shall not be subject to liability to the Registrant or to any shareholder of the Registrant or its Series for any act or omission in the course of performing its duties under the contract or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Registrant. Paragraph 15 provides that obligations assumed by the Registrant pursuant to the Management Agreement are limited in all cases to the Registrant and its assets or a particular Series and its assets, if liability relates to a Series.

                   THE RODNEY SQUARE FUND

                 PART C  -  OTHER INFORMATION (continued)
Item 27.  Indemnification (continued).
   Paragraph 10 of the Distribution Agreement between the Registrant and Rodney Square Distributors, Inc. ("RSD") provides that the Registrant agrees to indemnify and hold harmless RSD and each of its directors and officers and each person, if any, who controls RSD within the meaning of Section 15 of the Securities Act of 1933 (the "1933 Act") against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the 1933 Act or any other statute or common law, alleging any wrongful act of the Registrant or any of its employees or representatives, or based upon the grounds that the registration statements, or other information filed or made public by the Registrant included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading. RSD, however, will not be indemnified to the extent that the statement or omission is based on information provided in writing by RSD. In no case is the indemnity of the Registrant in favor of RSD or any person indemnified to be deemed to protect RSD or any person against any liability to the Registrant or its security holders to which RSD or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. In addition, Paragraph 15 of the Distribution Agreement is similar to Paragraph 15 of the Management Agreement.
   Paragraph 18 of the Transfer Agency Agreement between the Registrant and RSMC provides that RSMC and its nominees shall be held harmless from all taxes, charges, expenses, assessments, claims and liabilities including, without limitation, liabilities arising under the 1933 Act, the Securities Exchange Act of 1934 and any state or foreign securities and blue sky laws, and amendments thereto, and expenses including without limitation reasonable attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which RSMC takes at the request of or on the direction of or in reliance on the advice of the Registrant or upon oral or written instructions in the absence of RSMC or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under such Agreement. Paragraph 27 of the Transfer Agency Agreement is similar to Paragraph 15 of the Management Agreement.
  Paragraph 13 of the Accounting Services Agreement between the Registrant and RSMC is similar to Paragraph 18 of the Transfer Agency Agreement. Paragraph 20 of the Accounting Services Agreement is similar to Paragraph 15 of the Management Agreement.
   Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                   THE RODNEY SQUARE FUND

                 PART C  -  OTHER INFORMATION (continued)
Item 28. Business and Other Connections of Investment Adviser. Rodney Square Management Corporation ("RSMC"), a Delaware
corporation, serves as fund manager, administrator, transfer agent and accounting agent to the Registrant. RSMC is a wholly owned subsidiary of Wilmington Trust Company, also a Delaware corporation, which in turn is wholly owned by Wilmington Trust
Corporation.   Information as to the officers and directors  of
RSMC is included in its Form ADV filed on March 11, 1987, and most recently supplemented on February 27, 1997, with the Securities and Exchange Commission File No. 801-22071 and is incorporated by reference herein.


Item 29.  Principal Underwriters.
  (a)    The Rodney Square Strategic Fixed-Income Fund
    The Rodney Square Multi-Manager Fund
    The Rodney Square Tax-Exempt Fund
	Brazos Mutual Funds
    Heitman Real Estate Fund (Heitman/PRA Institutional Class)
    The HomeState Group
	Kalmar Pooled Investment Trust
    Kiewit Mutual Fund
    1838 Investment Advisors Funds
	The Mallard Fund, Inc.
    The Olstein Funds

  (b)
(1)                   (2)                             (3)
Name and Principal    Position and Offices with        Position and Offices
Business Address      Rodney Square Distributors, Inc.  with Registrant
-----------------    ---------------------------------  --------------------
Jeffrey O. Stroble        President, Secretary,           None
1105 North Market Street  Treasurer & Director
Wilmington, DE  19890

Martin L. Klopping        Director                       President &
Rodney Square North                                      Trustee
1100 North Market Street
Wilmington, DE  19890

Neil Curran               Vice President                 None
1105 North Market Street
Wilmington, DE  19890

(c)  None.

Item 30.  Location of Accounts and Records.
   Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent are maintained by Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001. Records relating to the duties of the Registrant's custodian are maintained by Wilmington Trust Company, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001.

Item 31.  Management Services.
  Inapplicable.

Item 32.  Undertakings.
  Inapplicable.
 PAGE>
                         SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 23 to its Registration Statement meets all of the Requirements for effectiveness pursuant to Rule 485 (B) under the Securities Act of 1933 and the Registrant further certifies that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 24th day of December, 1997.

                         THE RODNEY SQUARE  FUND


                         By:  /s/ Carl M. Rizzo
						     -------------------------------
                              Carl M. Rizzo, Esq., Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                  DATE
---------                   -----                  ----
                            President (Principal
/s/ Martin L. Klopping      Executive Officer)     December 24, 1997
----------------------
Martin L. Klopping          and Trustee


/s/ Eric Brucker
----------------------
Eric Brucker*               Trustee                December 24, 1997


/s/ Fred L. Buckner
----------------------
Fred L. Buckner*            Trustee                December 24, 1997


/s/ Robert J. Christian
-----------------------
Robert J. Christian*        Trustee                December 24, 1997



/s/ John J. Quindlen
-----------------------
John J. Quindlen*           Trustee                December 24, 1997


                            Vice President and
/s/ Robert C. Hancock       Treasurer (Principal
-----------------------     Financial and
Robert C. Hancock           Accounting Officer)    December 24, 1997

*By: /s/ Carl M. Rizzo
     -------------------
     Carl M. Rizzo**

  ** Attorney-in-fact pursuant to a power of attorney filed herewith.

POWER OF ATTORNEY


      Each of the undersigned in his capacity as a Trustee or officer, or both, as the case may be, of the Registrant, does hereby appoint Arthur J. Brown, Carl M. Rizzo, and Diane D. Marky, and each of them, or jointly, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all post-effective amendments to the Registration Statement and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents have power and authority to do and perform in the name and on behalf of each of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as each of the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                   TITLE                  DATE
---------                  ------                  -----


                            President (Principal
/s/ Martin L. Klopping
----------------------      Executive Officer)     November 17, 1997
Martin L. Klopping          and Trustee



/s/ Eric Brucker
----------------------
Eric Brucker                Trustee                November 17, 1997



/s/ Fred L. Buckner
----------------------
Fred L. Buckner             Trustee                November 17, 1997



/s/ Robert J. Christian
------------------------
Robert J. Christian         Trustee                November 17, 1997



/s/ John J. Quindlen
------------------------
John J. Quindlen            Trustee                November 17, 1997



                            Vice President and
/s/ Robert C. Hancock
-----------------------      Treasurer (Principal
Robert C. Hancock           Financial and          November 17, 1997
                            Accounting Officer)

                                               File No.   2-76333
                                                File No. 811-3406




              SECURITIES AND EXCHANGE COMMISSION

                    WASHINGTON, D.C. 20549


                           EXHIBITS

                              TO

                           FORM N-1A


                POST-EFFECTIVE AMENDMENT NO. 23

                   TO REGISTRATION STATEMENT

                             UNDER

                  THE SECURITIES ACT OF 1933


                              AND


                       AMENDMENT NO. 25


                   TO REGISTRATION STATEMENT

                             UNDER

              THE INVESTMENT COMPANY ACT OF 1940




                    THE RODNEY SQUARE FUND

                    THE RODNEY SQUARE FUND

                         EXHIBIT INDEX



     Exhibit 11  Consent of Ernst & Young LLP,
               Independent Auditors for Registrant

     Exhibit 16    Schedule for Computation of
                        Performance Quotations


     Exhibit 17        Financial Data Schedule